       As filed with the Securities and Exchange Commission on December 21, 2001
                                                      Registration Nos. 33-30913

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933

[_] Pre-Effective Amendment No.             [_] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                             The Munder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)
                                    Copy to:

                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on January 22, 2002 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                             THE MUNDER FUNDS TRUST
                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14                                                     Prospectus/Proxy
---------                                                     Statement Caption
Item No.                                                      -----------------
-------
Part A
------
Item 1.       Beginning of Registration Statement and         Cover Page
              Outside Front Cover Page of Prospectus

Item 2.       Beginning and Outside Back Cover Page of        Cover Page
              Prospectus

Item 3.       Fee Table, Synopsis Information and Risk        Summary
              Factors

Item 4.       Information About the Transaction               Letter to Shareholders; Common Questions and
                                                              Answers About the Proposed Reorganization;
                                                              Summary; Reasons for the Reorganization;
                                                              Information About the Reorganization

Item 5.       Information About the Registrant                Letter to Shareholders; Common Questions and
                                                              Answers About the Proposed Reorganization;
                                                              Summary; Comparison of Investment Objectives
                                                              and Policies; Information About Management of
                                                              the Global Financial Services Fund and the
                                                              Large-Cap Value Fund; Additional Information
                                                              About the Global Financial Services Fund and
                                                              the Large-Cap Value Fund

Item 6.       Information About the Company Being Acquired    Summary; Comparison of Investment Objectives
                                                              and Policies; Information about Management of
                                                              the Global Financial Services Fund and the
                                                              Large-Cap Value Fund; Additional Information
                                                              About the Global Financial Services Fund and
                                                              the Large-Cap Value Fund

Item 7.       Voting Information                              Voting Information

Item 8.       Interest of Certain Persons and Experts         Management's Discussion of Fund Performance and
                                                              Financial Highlights

Item 9.       Additional Information Required for             Not Applicable
              Reoffering by Persons Deemed to be
              Underwriters

Part B                                                      Statement of Additional
------                                                      Information Caption
                                                            -------------------
Item 10.    Cover Page                                      Cover Page

Item 11.    Table of Contents                               Not Applicable

Item 12.    Additional Information About the Registrant     Statement of Additional Information of The
                                                            Munder Funds dated October 31, 2001/1/

Item 13.    Additional Information About the Company        Statement of Additional Information of The
            Being Acquired                                  Munder Funds dated October 31, 2001/1/

Item 14.    Financial Statements                            Annual Report of The Munder Funds (Class A, B,
                                                            C, II and Y) for fiscal year ended June 30,
                                                            2001/2/

                                                            Annual Report of The Munder Funds (Class K) for fiscal
                                                            year ended June 30, 2001/3/

Part C
------

Item 15.    Indemnification

Item 16.    Exhibits

Item 17.    Undertakings


________________________

/1/ Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A dated October 29, 2001 (File No. 33-30913).

/2/ Incorporated herein by reference to the Annual Report of the Registrant (Class A, B, C, II and Y) on Form N-30D filed August 30, 2001 (File No. 811-05899).

/3/ Incorporated herein by reference to the Annual Report of the Registrant (Class K) on form N-30D filed August 30, 2001 (File No. 811-05899).

                       THE MUNDER FRAMLINGTON FUNDS TRUST

               MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

                                480 Pierce Street
                           Birmingham, Michigan 48009
                                 (800) 239-3334

            Special Meeting of Shareholders to be held March 22, 2002

Dear Shareholder:

     Please take note that a SPECIAL MEETING OF SHAREHOLDERS OF THE MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND, a series of The Munder Framlington Funds Trust ("Munder Framlington"), will be held on Friday, March 22, 2002, at 480 Pierce Street, Birmingham, Michigan 48009, at 10:00 a.m., Eastern time ("Meeting").

     The Board of Trustees ("Board") of Munder Framlington has proposed that the Munder Framlington Global Financial Services Fund ("Global Financial Services Fund") be reorganized with and into the Munder Large-Cap Value Fund, formerly known as the Munder Equity Income Fund ("Large-Cap Value Fund"), a separate series of The Munder Funds Trust ("Trust"), to seek future economies of scale and to eliminate certain costs of running the Funds separately. If shareholders of the Global Financial Services Fund approve the Agreement and Plan of Reorganization ("Reorganization Agreement") described in the accompanying materials, all of the assets of the Global Financial Services Fund will be exchanged for an equivalent dollar amount of shares of the Large-Cap Value Fund on or about April 5, 2002 ("Reorganization"). The shares of the Large-Cap Value Fund will then be transferred to the shareholders of the Global Financial Services Fund in complete liquidation of the Global Financial Services Fund. The proposed transaction is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization. We strongly invite your participation by asking you to review these materials and complete and return your proxy card as soon as possible.

     The Global Financial Services Fund has a significant number of smaller shareholders. It is therefore especially important that you vote on this matter to avoid the need for costly additional proxy solicitations to obtain a quorum.

     The Board believes that shareholders of the Global Financial Services Fund will benefit from the proposed Reorganization. The proposed Reorganization will enable shareholders of the Global Financial Services Fund to experience higher asset levels in the combined Large-Cap Value Fund, which will result in the fixed and relatively fixed costs associated with operating the Global Financial Services Fund being spread over a larger asset base, thereby reducing per share expenses paid by Global Financial Services Fund shareholders. While current shareholders of the Large-Cap Value Fund will likely not realize these same benefits immediately following the proposed Reorganization, they will hopefully benefit in a similar manner at some point in the future as the addition of the assets from the Global Financial Services Fund moves the Large-Cap Value Fund closer to achieving certain economies of scale. However, following the

Reorganization, the Large-Cap Value Fund is expected to have only marginally higher operating expenses.

     The Board strongly urges you to vote FOR approval of the proposed Reorganization Agreement.

     As a result of the Reorganization, the Global Financial Services Fund would be combined with Large-Cap Value Fund and you would become a shareholder of the Large-Cap Value Fund, receiving shares of the Large-Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Global Financial Services Fund. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

     The Global Financial Services Fund seeks long-term capital appreciation. The Large-Cap Value Fund seeks long-term capital appreciation and current income. The Global Financial Services Fund and the Large-Cap Value Fund have a common investment adviser (Munder Capital Management), a common administrator (State Street Bank and Trust Company) and a common distributor (Funds Distributor, Inc.).

     Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than March 21, 2002.

     NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

     If you have any questions after considering the enclosed materials, please call 1-800-239-3334.

                                                     Sincerely,

                                                     /s/ James C. Robinson

                                                     James C. Robinson
                                                     President
                                                     The Munder Funds Trust

                       THE MUNDER FRAMLINGTON FUNDS TRUST

                MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

                                480 Pierce Street
                           Birmingham, Michigan 48009

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To Be Held on March 22, 2002

To the Shareholders of
Munder Framlington Global Financial Services Fund of The Munder Framlington Funds Trust:

          NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Munder Framlington Global Financial Services Fund ("Global Financial Services Fund"), a series of The Munder Framlington Funds Trust ("Munder Framlington"), will be held at 480 Pierce Street, Birmingham, Michigan 48009, on Friday, March 22, 2002, at 10:00 a.m., Eastern time, for the following purposes:

          (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Global Financial Services Fund by the Munder Large-Cap Value Fund, formerly known as the Munder Equity Income Fund ("Large-Cap Value Fund"), a series of The Munder Funds Trust ("Trust"), and the assumption of all liabilities of the Global Financial Services Fund by the Large-Cap Value Fund in exchange for shares of the Large-Cap Value Fund and the subsequent liquidation of the Global Financial Services Fund; and

          (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

          The Board of Trustees has fixed the close of business on January 15, 2002, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

          EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                             By Order of the Board of Trustees,

                                             /s/ Stephen J. Shenkenberg

                                             Stephen J. Shenkenberg
                                             Secretary

                PROXY STATEMENT/PROSPECTUS DATED JANUARY 25, 2002

                       THE MUNDER FRAMLINGTON FUNDS TRUST

                                480 Pierce Street
                           Birmingham, Michigan 48009
                                 (800) 239-3334

                       Special Meeting of Shareholders of
                Munder Framlington Global Financial Services Fund
                            to be held March 22, 2002

     This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the Munder Framlington Global Financial Services Fund ("Global Financial Services Fund"), a series of The Munder Framlington Funds Trust ("Munder Framlington"), for a Special Meeting of Shareholders of the Global Financial Services Fund ("Meeting"). The Meeting will be held on Friday, March 22, 2002, at 10:00 a.m., Eastern time, at 480 Pierce Street, Birmingham, Michigan 48009.

     At the Meeting, shareholders of the Global Financial Services Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Global Financial Services Fund by the Munder Large-Cap Value Fund, formerly known as the Munder Equity Income Fund ("Large-Cap Value Fund"), a series of The Munder Funds Trust ("Trust"), and the assumption of all liabilities of the Global Financial Services Fund by the Large-Cap Value Fund in exchange for shares of the Large-Cap Value Fund and the subsequent liquidation of the Global Financial Services Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     This Proxy Statement/Prospectus is soliciting shareholders of the Global Financial Services Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates the transfer of all of the assets of the Global Financial Services Fund to the Large-Cap Value Fund and the assumption by the Large-Cap Value Fund of all of the liabilities of the Global Financial Services Fund in exchange for shares of the Large-Cap Value Fund having an aggregate value equal to the net asset value of Global Financial Services Fund ("Reorganization"). The Global Financial Services Fund would then distribute to its shareholders the portion of the shares of the Large-Cap Value Fund to which each such shareholder is entitled. This would result in a liquidation of the Global Financial Services Fund.

     Under the proposed Reorganization Agreement, each shareholder of the Global Financial Services Fund would be entitled to receive shares of the Large-Cap Value Fund having an aggregate value equal to the aggregate value of the shares of the Global Financial Services Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Global Financial Services Fund are being asked to approve a transaction that will result in their holding shares of the Large-Cap Value Fund, this Proxy Statement also serves as a Prospectus for the Large-Cap Value Fund.

     If the Reorganization Agreement is approved by shareholders of the Global Financial Services Fund, holders of Class A shares of the Global Financial Services Fund will receive Class A shares of the Large-Cap Value Fund, and no sales charge will be imposed on the Class A shares of the Large-Cap Value Fund received by Global Financial Services Fund shareholders. Holders of Class B, Class II, Class K and Class Y shares of the Global Financial Services Fund will receive Class B, Class C, Class K and Class Y shares, respectively, of the Large-Cap Value Fund. Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class II shares of the Global Financial Services Fund at the time of Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class II shares of the Global Financial Services Fund will be included in the holding period.

     This transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

     The Global Financial Services Fund is a diversified series of Munder Framlington. The Global Financial Services Fund's goal is to provide long-term capital appreciation. The Global Financial Services Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. and foreign companies that are principally engaged in the financial services industries or companies providing services primarily within the financial services industries. The Global Financial Services Fund focuses specifically on companies that are likely to benefit from the growth or consolidation in the financial services industries.

     The Large-Cap Value Fund is a diversified series of the Trust. The Large-Cap Value Fund's goal is to provide shareholders with long-term capital appreciation and current income. The Large-Cap Value Fund pursues its goal by investing primarily in equity securities that Munder Capital Management ("MCM") believes are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Large-Cap Value Fund will invest at least 80% of its assets in equity securities of large-capitalization companies.

     While the investment objectives and policies of the Global Financial Services Fund and the Large-Cap Value Fund are compatible, there are certain differences in investment policies, which are described under "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

     MCM serves as investment adviser for the Global Financial Services Fund and the Large-Cap Value Fund. Framlington Overseas Investment Management Limited ("Framlington"), an affiliate of MCM, is the sub-adviser for the Global Financial Services Fund. MCM and Framlington are described in more detail under "Information About Management of the Global Financial Services Fund and the Large-Cap Value Fund."

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Large-Cap Value Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 25, 2002 relating to this Proxy Statement/Prospectus and the Reorganization is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization and any subsequent shareholder reports, call (800) 239-3334, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be mailed one free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus of the Global Financial Services Fund and the Large-Cap Value Fund (Class A, Class B, Class C and Class II shares) dated October 31, 2001, as supplemented on November 15, 2001 and January ___, 2002;
(ii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class K shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and January ___, 2002; (iii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class Y shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and January ___, 2002; (iv) the Statement of Additional Information for the Global Financial Services Fund and the Large-Cap Value Fund dated October 31, 2001, as supplemented on January ___, 2002; (v) the Annual Report for the Global Financial Services Fund and the Large-Cap Value Fund (Class A, Class B, Class C, Class II and Class Y) dated June 30, 2001; and (vi) the Annual Report for the Global Financial Services Fund and the Large-Cap Value Fund (Class K) dated June 30, 2001. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling or writing to the Global Financial Services Fund or the Large-Cap Value Fund at the telephone number or address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                 Page
                                                                                                 ----
Common Questions and Answers About the Proposed Reorganization .................................   --
Summary ........................................................................................   --
Reasons for the Reorganization .................................................................   --
Information About the Reorganization ...........................................................   --
Comparison of Investment Objectives and Policies ...............................................   --
Management's Discussion of Fund Performance and Financial Highlights ...........................   --
How to Purchase, Sell and Exchange Shares ......................................................   --
Information About Management of the Global Financial Services Fund
         and the Large-Cap Value Fund ..........................................................   --
Comparative Information on Shareholders' Rights ................................................   --
Additional Information About the Global Financial Services Fund
         and the Large-Cap Value Fund ..........................................................   --
Other Business .................................................................................   --
Voting Information .............................................................................   --
Legal Matters ..................................................................................   --
Exhibit A:  Agreement and Plan of Reorganization ...............................................   A-1

                          COMMON QUESTIONS AND ANSWERS
                        ABOUT THE PROPOSED REORGANIZATION

Q.       How will the Reorganization affect me?

A. The assets of the Global Financial Services Fund will be combined with those of the Large-Cap Value Fund and you will become a shareholder of the Large-Cap Value Fund. Following the Reorganization, you will receive shares of the Large-Cap Value Fund that are equal in value to the shares of the Global Financial Services Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class II shares, Class K shares and Class Y shares of the Global Financial Services Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Large-Cap Value Fund.)

Q.       Why is the Reorganization being recommended?

A. The primary purposes of the proposed Reorganization are to seek future economies of scale and to eliminate certain costs associated with operating the Global Financial Services Fund and the Large-Cap Value Fund separately. We believe the Reorganization will benefit shareholders of the Global Financial Services Fund without adversely impacting shareholders of the Large-Cap Value Fund.

         As a result of declining assets and disappointing performance, expense ratios for the Global Financial Services Fund are increasing. Without significant asset growth from sales or improvement in the performance of securities markets generally, the Global Financial Services Fund's expenses are expected to increase further. In addition, Global Financial Services Fund's small asset size has made it increasingly difficult to maintain a diversified portfolio.

         We also believe that the Global Financial Services Fund and the Large-Cap Value Fund have compatible investment objectives and policies, as described in detail below. The Reorganization will result in combining the assets of these two Funds and consolidating their operations.

         Combining the assets of the Funds is intended to provide various benefits to shareholders of the Global Financial Services Fund who become shareholders of the Large-Cap Value Fund (as well as to existing and future investors of the Large-Cap Value Fund). For example, the proposed Reorganization will enable shareholders of the Global Financial Services Fund to experience higher asset levels in the combined Large-Cap Value Fund, which will result in the fixed and relatively fixed costs associated with operating the Global Financial Services Fund, such as accounting and printing expenses, being spread over a larger asset base, thereby reducing per share expenses paid by Global Financial Services Fund shareholders. It is not anticipated that current shareholders of the Large-Cap Value Fund will realize these same benefits as a result of the proposed Reorganization but will hopefully benefit in a similar manner at some point in the future as the addition of the assets from the Global Financial Services Fund moves the Large-Cap Value Fund closer to achieving certain economies of scale. (See also the next question regarding operating expenses of the Funds.) Higher asset levels also should benefit portfolio management by permitting larger individual portfolio investments that may result in reduced transaction costs and/or more favorable pricing.

Q. How do the fees paid by the Large-Cap Value Fund compare to those payable by the Global Financial Services Fund?

A. The total per share operating expenses of the Large-Cap Value Fund are lower than those of the Global Financial Services Fund. Pro forma fee and expense information is included for your reference in this Proxy Statement/Prospectus.

Q. Will I have to pay any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The full value of your shares of the Global Financial Services Fund will be exchanged for shares of the indicated class of the Large-Cap Value Fund without any sales load, commission or other transactional fee being imposed. MCM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization.

Q. Who will serve as investment adviser and provide other services to the Large-Cap Value Fund?

A. The Large-Cap Value Fund has the same investment adviser (MCM), the same administrator (State Street Bank and Trust Company) and the same distributor (Funds Distributor, Inc.) as the Global Financial Services Fund. The Global Financial Services Fund also has a sub-adviser, Framlington, an affiliate of MCM. A team of professional portfolio managers employed by MCM makes investment decisions for the Large-Cap Value Fund.

Q. Will I have to pay any Federal income taxes as a result of the Reorganization?

A. The transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Global Financial Services Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the IRS or the courts.

Q. Will I continue to be able to exchange my shares for shares of other funds of the Munder family of mutual funds?

A. Yes. Holders of Class A, Class B, Class C, Class K and Class Y shares of the Large-Cap Value Fund may, either before or after the Reorganization, exchange their shares for shares of the same class of other funds of The Munder Funds, Inc., the Trust and Munder Framlington ("Munder Funds"), subject to certain restrictions described in the prospectus of each fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

Q.   What happens if the Reorganization is not approved?

A. If the Reorganization is not approved by shareholders, the Global Financial Services Fund will be liquidated as soon as is practicable following the Meeting. Any shares of the Global Financial Services Fund outstanding on the date of the liquidation will be automatically redeemed by Munder Framlington on that date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Global Financial Services Fund have been paid or provided for. In the event of a liquidation, the Class A and the Class II shareholders of the Global Financial Services Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B and Class II shares of the Global Financial Services Fund will be imposed if Class B and Class II shareholders are redeemed as a result of the liquidation.

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

Proposed Reorganization

     At a meeting of the Board on November 13, 2001, the Board approved the Reorganization Agreement. Subject to the approval of the shareholders of the Global Financial Services Fund, the Reorganization Agreement provides for:

     . the transfer of all of the assets of the Global Financial Services Fund to the Large-Cap Value Fund and the assumption by the Large-Cap Value Fund of all of the liabilities of the Global Financial Services Fund in exchange for shares of the Large-Cap Value Fund having an aggregate value equal to the assets and liabilities of the Global Financial Services Fund;

     . the distribution to each of the shareholders of the Global Financial Services Fund of shares of the Large-Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Global Financial Services Fund held by that shareholder; and

     .    the complete liquidation of the Global Financial Services Fund.

     We expect the Reorganization to be effective upon the close of business on April 5, 2002, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Global Financial Services Fund will become the owner of the number of full and fractional shares of the Large-Cap Value Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Global Financial Services Fund shares as of the close of business on the Closing Date. Shareholders of Class A shares, Class B shares, Class II shares, Class K shares and Class Y shares of the Global Financial Services Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Large-Cap Value Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board of Trustees of Munder Framlington, including all of the Trustees who are not "interested persons"("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interests of the shareholders of the Global Financial Services Fund and that the interests of the Global Financial Services Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you, the Global Financial Services Fund's shareholders. The Board recommends that you vote "FOR" the proposed Reorganization Agreement effecting the Reorganization. The Board of Trustees for the Trust has also approved the Reorganization on behalf of the Large-Cap Value Fund.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Global Financial Services Fund with all classes voting together and not by class. See "Voting Information."

Investment Objectives, Policies and Restrictions

     The Global Financial Services Fund and the Large-Cap Value Fund have compatible investment objectives, policies and restrictions. The Global Financial Services Fund's goal is to provide long-term capital appreciation. The Global Financial Services Fund pursues its goal by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. and foreign companies that are principally engaged in the financial services industries or companies providing services primarily within the financial services industries. The Global Financial Services Fund focuses specifically on companies that are likely to benefit from growth or consolidation in the financial services industries.

     The Large-Cap Value Fund's goal is to provide long-term capital appreciation and current income. The Large-Cap Value Fund pursues its goal by investing primarily in equity securities that MCM believes are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Large-Cap Value Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. For this purpose, large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Index(R), an index that measures the performance of the 1,000 largest publicly-traded stocks in the U.S. stock market.

     Although the respective investment objectives of the Global Financial Services Fund and the Large-Cap Value Fund are compatible, you should consider certain differences in the investment policies of, and portfolio securities held by, each Fund. See "Comparison of Investment Objectives and Policies" below.

Performance of the Global Financial Services Fund and the Large-Cap Value Fund

     The bar chart and table below give some indication of the risk of an investment in each Fund. The bar chart shows each Fund's performance for each full calendar year since its inception. The table shows how each Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of certain broad based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance.

     The annual returns in the bar charts, the best and worst quarter returns and the average annual total return chart are those of each Fund's Class Y shares. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between the share classes. Performance for Class A, Class B, Class C, Class II and Class K shares, net of any sales charges (loads) and shareholder servicing fee/12b-1 fees, would have been similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of each class will differ.

     Global Financial Services Fund                    Large-Cap Value Fund
     ------------------------------                  ------------------------
        Calendar Year Returns (%)                    Calendar Year Returns(%)

     [bar charts through 12/31/01 here]



Best quarter (% and time period)             Best quarter (% and time period)
_____% (quarter ended ___________)           _____% (quarter ended ___________)

Worst quarter (% and time period)            Worst quarter (% and time period)
_____% (quarter ended ___________)           _____% (quarter ended ___________).

     The table below shows what the average annual total returns each Fund would have been for certain periods compared to the Morgan Stanley Capital International World Index(R) ("MSCI World Index") and Russell 1000 Value Index(R). Each index is unmanaged and is not subject to fees and expenses typically associated with the management of investment company portfolios. Investments cannot be made directly in either index. Comparisons with each index, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

--------------------------------------------------------------------------------------------------------------
                                                                Since Inception            Since Inception
                                                              of Global Financial          of the Large-Cap
                                                                 Services Fund                Value Fund
                                           Year Ended             (6/24/98 -                  (7/5/94 -
                                            12/31/01             12/31/01)/(1)/             12/31/01)/(2)/
                                            --------             --------------             --------------
--------------------------------------------------------------------------------------------------------------
 Global Financial Services Fund/(1)/         _____%                 _____%                        --
--------------------------------------------------------------------------------------------------------------
 Large-Cap Value Fund /(2)/                  _____%                   --                        _____%
--------------------------------------------------------------------------------------------------------------
 MSCI World Index(R)/(3)/                    _____%                 _____%                      _____%
--------------------------------------------------------------------------------------------------------------
 Russell 1000 Value Index(R)/(4)/            _____%                 _____%                      _____%
--------------------------------------------------------------------------------------------------------------

____________________
1. The Global Financial Services Fund commenced operations on June 24, 1998. Index comparisons begin on June 30, 1998.

2. The Large-Cap Value Fund commenced operations on July 5, 1994. Index comparisons begin on June 30, 1994.

3. The Morgan Stanley Capital International (MSCI) World Index(R) is an unmanaged index used to measure common stock price movement in developed countries.

4. The Russell 1000 Value Index(R) is an unmanaged index that measures the performance of those Russell 1000 Index(R) companies (the largest 1,000 U.S. publicly-traded securities) with lower price-to-book ratios and lower forecasted growth values.

Summary Comparison of Fees and Expenses

     The following tables compare the fees and expenses of each class of the Global Financial Services Fund and the Large-Cap Value Fund and show the estimated fees and expenses for each class on a pro forma basis, giving effect to the proposed Reorganization. We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports for the previous fiscal year for each class of shares for each Fund, with certain adjustments.

     Since the figures shown for the Global Financial Services Fund and the Large-Cap Value Fund are as of the Funds' fiscal year-end, certain adjustments have been made in calculating the pro forma expenses in order to reflect a new fee arrangement with the Funds' transfer agent that became effective January 1, 2002. The new arrangement with the transfer agent significantly increases the actual expenses of the Global Financial Services Fund but slightly reduces the actual expenses of the Large-Cap Value Fund.

     The fee and expense information shown on the table below is organized as follows:

     . Column 1 reflects the actual fees and expenses of each class of the Global Financial Services Fund calculated at the Fund's fiscal year end, June 30, 2001.

     . Column 2 reflects the actual fees and expenses of each class of the Large-Cap Value Fund calculated at the Fund's fiscal year end, June 30, 2001.

     . Column 3 reflects the pro forma fees and expenses of the Large-Cap Value Fund as if the Reorganization had occurred on June 30, 2001. These pro forma fees and expenses, however, have been adjusted to reflect the change in transfer agent expenses, as well as any expected savings that may occur as a result of the Funds being combined in the Reorganization.

     Additional information regarding the performance of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.

                                                                              Global
                                                                              ------
                                                                             Financial      Large-Cap Value
                                                                             ---------      ---------------        Combined
Class A Shares                                                             Services Fund          Fund             Pro Forma
                                                                           -------------          ----             ---------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...............................        5.50%(a)          5.50%(a)          5.50%(a)
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds) ..........................        None(b)           None(b)           None(b)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ............        None              None              None
Redemption Fee .........................................................        None              None              None
Exchange Fee ...........................................................        None              None              None

Annual Fund Operating Expenses (expenses that are deducted
     from Fund assets) as a percentage of average net assets)
     Management Fee ....................................................        0.75%             0.75%             0.75%
     Distribution and/or Service (12b-1) Fees ..........................        0.25%             0.25%             0.25%
     Other Expenses ....................................................        1.65%             0.22%             ____%
Total Annual Fund Operating Expenses ...................................        2.65%(c)          1.22%(d)          ____%(e)

                                                                              Global
                                                                              ------
                                                                             Financial      Large-Cap Value
                                                                             ---------      ---------------        Combined
Class B Shares                                                             Services Fund          Fund             Pro Forma
                                                                           -------------          ----             ---------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...............................        None              None              None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds) ..........................        5.00%(f)          5.00%(f)          5.00%(f)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ............        None              None              None
Redemption Fee .........................................................        None              None              None
Exchange Fee ...........................................................        None              None              None

Annual Fund Operating Expenses (expenses that are deducted
     from Fund assets) (as a percentage of average net assets)
     Management Fee ....................................................        0.75%             0.75%             0.75%
     Distribution and/or Service (12b-1) Fees ..........................        1.00%             1.00%             1.00%
     Other Expenses ....................................................        1.65%             0.22%             ____%
Total Annual Fund Operating Expenses ...................................        3.40%(c)          1.97%(d)          ____%(e)

                                                                           Global
                                                                           ------
                                                                          Financial      Large-Cap Value
                                                                          ---------      ---------------
                                                                        Services Fund          Fund
                                                                        -------------          ----             Combined
Class II Shares/Class C Shares                                         Class II Shares    Class C Shares        Pro Forma
                                                                       ---------------    --------------        ---------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...........................         1.00%             None              None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds) ......................         1.00%(g)          1.00%(h)          1.00%(i)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ........         None              None              None
Redemption Fee .....................................................         None              None              None
Exchange Fee .......................................................         None              None              None

Annual Fund Operating Expenses (expenses that are deducted
from Fund assets) (as a percentage of average net assets)
     Management Fee ................................................         0.75%             0.75%             0.75%
     Distribution and/or Service (12b-1) Fees ......................         1.00%             1.00%             1.00%
     Other Expenses ................................................         1.65%             0.22%             ____%
Total Annual Fund Operating Expenses ...............................         3.40%(c)          1.97%(d)          ____%(e)

                                                                           Global
                                                                           ------
                                                                          Financial      Large-Cap Value
                                                                          ---------      ---------------        Combined
Class K Shares                                                          Services Fund          Fund             Pro Forma
                                                                        -------------          ----             ---------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...........................         None              None              None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds) ......................         None              None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ........         None              None              None
Redemption Fee .....................................................         None              None              None
Exchange Fee .......................................................         None              None              None

Annual Fund Operating Expenses (expenses that are deducted
     from Fund assets) (as a percentage of average net assets)
     Management Fee ................................................         0.75%             0.75%             0.75%
     Distribution and/or Service (12b-1) Fees ......................         0.25%             0.25%             0.25%
     Other Expenses ................................................         1.65%             0.22%             ____%
Total Annual Fund Operating Expenses ...............................         2.65%(c)          1.22%(d)          ____%(e)

                                                                           Global
                                                                           ------
                                                                          Financial      Large-Cap Value
                                                                          ---------      ---------------        Combined
Class Y Shares                                                          Services Fund          Fund             Pro Forma
                                                                        -------------          ----             ---------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...........................         None              None              None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds) ......................         None              None              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ........         None              None              None
Redemption Fee .....................................................         None              None              None
Exchange Fee .......................................................         None              None              None

                                                                            Global
                                                                            ------
                                                                          Financial            Large-Cap
                                                                          ---------            ---------          Combined
Class Y Shares                                                          Services Fund          Value Fund         Pro Forma
                                                                        -------------          ----------         ---------
Annual Fund Operating Expenses (expenses that are deducted
     from Fund assets) (as a percentage of average net assets)
     Management Fee ..............................................          0.75%                0.75%             0.75%
     Distribution and/or Service (12b-1) Fees ....................          None                 None              None
     Other Expenses ..............................................          1.65%                0.22%             ____%
Total Annual Fund Operating Expenses .............................          2.40%(c)             0.97%(d)          ____%(e)

___________________
(a)  The sales charge declines as the amount invested increases.

(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more. A CDSC on Class A shares of the Large-Cap Value Fund acquired by holders of Class A shares of the Global Financial Services Fund pursuant to the Reorganization will only be imposed on redemptions on which a CDSC would have applied to the Class A shares of the Global Financial Services Fund.

(c) If the new transfer agent fee had been in effect during the fiscal year ended June 30, 2001, the total operating expenses of the Global Financial Services Fund would have been approximately:

                         Class A
                         Class B
                         Class II
                         Class K
                         Class Y

(d) If the new transfer agent fee had been in effect during the fiscal year ended June 30, 2001, the total operating expenses of the Large-Cap Value Fund would have been approximately:

                         Class A
                         Class B
                         Class C
                         Class K
                         Class Y

(e) The pro forma fees and expenses shown in the table reflect the following adjustments: the new transfer agent fee as if it had been in effect during the fiscal year ended June 30, 2001; the effect of spreading fixed fees and expenses over a broader shareholder base; and the elimination of duplicative fees paid on a per fund basis.

(f)  The CDSC payable upon redemption of Class B shares declines over time.

(g) The CDSC applies to redemptions of Class II shares within eighteen months of purchase.

(h) The CDSC applies to redemptions of Class C shares within one year of purchase.

(i) The CDSC applies to redemptions of Class C shares within one year of purchase. However, the CDSC will apply to Class C shares of the Large-Cap Value Fund acquired by holders of Class II shares of the Global Financial Services Fund pursuant to the Reorganization to the same extent the CDSC would have applied to the Class II shares of the Global Financial Services Fund.

Example

     This Example is intended to help you compare the cost of investing in each Fund and the combined Large-Cap Value Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

                                               1 year           3 years         5 years          10 years
                                               ------           -------         -------          --------
Global Financial Services Fund                  $803            $1,328           $1,878           $3,369
Large-Cap Value Fund                            $667            $  916           $1,183           $1,946
Pro Forma:  the Funds Combined                  $               $                $                $

Class B Shares Assuming You Sold Your Shares at the End of the Period

                                               1 year           3 years         5 years          10 years
                                               ------           -------         -------          --------
Global Financial Services Fund                  $843            $1,345           $1,969           $3,512*
Large-Cap Value Fund                            $700            $  918           $1,262           $2,099*
Pro Forma:  the Funds Combined                  $               $                $                $

* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class B Shares Assuming You Stayed in the Fund

                                               1 year           3 years         5 years          10 years
                                               ------           -------         -------          --------
Global Financial Services Fund                  $343            $1,045           $1,769           $3,512*
Large-Cap Value Fund                            $200            $  618           $1,062           $2,099*
Pro Forma:  the Funds Combined                  $               $                $                $

* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately eight years after the date of original purchase.

Class II/C Shares Assuming You Sold Your Shares at the End of the Period

                                               1 year           3 years         5 years          10 years
                                               ------           -------         -------          --------
Global Financial Services Fund (Class II)       $539            $1,134           $1,852           $3,748
Large-Cap Value Fund (Class C)                  $300            $  618           $1,062           $2,296
Pro Forma:  the Funds Combined                  $               $                $                $

Class II/C Shares Assuming You Stayed in the Fund

                                               1 year           3 years         5 years          10 years
                                               ------           -------         -------          --------
Global Financial Services Fund (Class II)       $439            $1,134           $1,852           $3,748
Large-Cap Value Fund (Class C)                  $200            $  618           $1,062           $2,296
Pro Forma:  the Funds Combined                  $               $                $                $

Class K Shares

                                   1 year   3 years    5 years     10 years
                                   ------   -------    -------     --------

Global Financial Services Fund      $268     $823       $1,405      $2,983
Large-Cap Value Fund                $124     $387       $  670      $1,477
Pro Forma:  the Funds Combined      $        $          $           $

Class Y Shares

                                   1 year   3 years    5 years     10 years
                                   ------   -------    -------     --------
Global Financial Services Fund      $243     $748       $1,280      $2,736
Large-Cap Value Fund                $ 99     $309       $  536      $1,190
Pro Forma:  the Funds Combined      $        $          $           $

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of the Global Financial Services Fund that are transferred to the Large-Cap Value Fund in connection with the Reorganization may be sold. The portfolio management team for the Large-Cap Value Fund expects to sell a significant portion of the Global Financial Services Fund's foreign holdings shortly after the Reorganization. Any sales of the Global Financial Services Fund's holdings may result in additional transaction costs for the Large-Cap Value Fund (which will not be assumed or paid by MCM) and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the Large-Cap Value Fund.

Purchase and Redemption Procedures

     Purchases and redemptions of shares are subject to certain minimum investment requirements, charges, and waivers of charges applicable to the various classes of both the Global Financial Services Fund and the Large-Cap Value Fund. For details on how to purchase or redeem shares of either Fund, see "How to Purchase, Sell and Exchange Shares."

Exchange Privileges

     You may exchange shares of each class of each Fund for shares of the same class in other Munder Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. You may exchange Class C or Class II shares for Class C or Class II shares of other Munder Funds, based on their relative net asset values ("NAVs"). Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate in effect before the exchange. We will not impose any exchange fee on any of these exchange privileges. Any exchange will be a taxable event for which you may have to recognize a gain or loss under Federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange Shares -- Exchanging Shares," below.

Dividends and Distributions

     The Global Financial Services Fund declares and pays dividends from net investment income, if any, at least annually. The Large-Cap Value Fund declares and pays dividends from net investment income, if any, at least quarterly. Both Funds distribute net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange Shares -- Distributions," below, dividends are generally subject to Federal income tax. For both Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganization, Global Financial Services Fund shareholders that have elected to receive distributions in cash will continue to receive distributions in such manner from the Large-Cap Value Fund. See "How to Purchase, Sell and Exchange Shares -- Distributions" in the Proxy Statement/Prospectus for more information.

Tax Consequences

         Prior to completion of the Reorganization, the Global Financial Services Fund will have received from counsel an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. See "Information about the Reorganization -- Federal Income Tax Consequences."

Shareholder Voting Rights

         Neither the Global Financial Services Fund, a series of a Massachusetts business trust, nor the Large-Cap Value Fund, a series of a different Massachusetts business trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Either Fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that Fund's outstanding shares.

Appraisal Rights

         Under the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust, shareholders of the Large-Cap Value Fund do not have appraisal rights in connection with a combination or acquisition of the assets of another fund. Under the laws of the Commonwealth of Massachusetts and Munder Framlington's Declaration of Trust, shareholders of the Global Financial Services Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Global Financial Services Fund by another entity.

Risk Factors

         Because the Global Financial Services Fund and the Large-Cap Value Fund invest in similar types of securities, investment in these Funds involves similar investment risks. These risks include those that are generally associated with investing in equity securities. However, the Global Financial Services Fund invests to a significant extent in foreign securities and financial services securities, which have different risks than the domestic securities in multiple different industries in which the Large-Cap Value Fund invests most of its assets. See "Comparison of Investment Objectives and Policies" herein.

                         REASONS FOR THE REORGANIZATION

         Currently, the Global Financial Services Fund and the Large-Cap Value Fund are investment portfolios of the same open-end management investment company, but each Fund must separately bear certain costs of its own operations. Consolidating their separate operations should generally benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. Also, combining assets of the Funds should create future economies of scale resulting from the larger asset base of the combined fund after the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

     MCM believes that certain investment management efficiencies and other benefits could be realized through the combination of the Funds. The Reorganization would permit each Fund's shareholders to pursue substantially the same investment goals in a larger fund. A larger fund should enhance the ability of MCM to effect portfolio transactions on more favorable terms and give MCM greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification. A larger fund should not be as significantly affected by high levels of shareholder redemptions. In addition, the larger aggregate net assets should enable the combined fund over the long term to obtain the benefits of economies of scale, permitting the reduction of certain costs and expenses which may result in lower overall expense ratios through the spreading of fixed costs of operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts, such as transfer agent fees, would be largely unaffected by the Reorganization. Moreover, we cannot assure you that economies of scale can be realized.

     MCM further believes that as a result of declining assets and disappointing performance, expense ratios for the Global Financial Services Fund are increasing. Without significant asset growth from sales or improvement in the performance of securities markets generally, the Global Financial Services Fund's expenses are expected to increase further. In addition, Global Financial Services Fund's small asset size has made it increasingly difficult to maintain a diversified portfolio.

     In light of the foregoing considerations, the Board unanimously concluded that the Reorganization is in the best interests of the Global Financial Services Fund and its shareholders and that the Reorganization would not result in a dilution of shareholders' interests. Similarly, the Board of the Trust also approved the Reorganization and determined that it is in the best interests of the Large-Cap Value Fund and its shareholders to acquire the assets of the Global Financial Services Fund and that the interests of the Large-Cap Value Fund's shareholders would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

Reorganization Agreement

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that the Large-Cap Value Fund will acquire all of the assets, subject to all of the liabilities, of the Global Financial Services Fund in exchange for shares of the Large-Cap Value Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur on the Closing Date, or such later date as may be agreed upon by the parties. The net asset value per share of the Global Financial

Services Fund and the net asset value per share of the Large-Cap Value Fund will be determined by dividing the combined Large-Cap Value Fund's assets, less liabilities, by the total number of its outstanding shares.

     Both the Global Financial Services Fund and the Large-Cap Value Fund will utilize State Street Bank and Trust Company to determine the value of their respective portfolio securities. The Global Financial Services Fund and the Large-Cap Value Fund also will use the same independent pricing services to determine the value of each security so that State Street Bank and Trust Company can determine the aggregate value of each Fund's portfolio. The method of valuation employed will be in accordance with the procedures described in the current prospectuses, as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Large-Cap Value Fund you will receive in the Reorganization will be equal in value to the value of your Global Financial Services Fund shares as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the Global Financial Services Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Large-Cap Value Fund received by the Global Financial Services Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Global Financial Services Fund's shares by the transfer of the Large-Cap Value Fund shares then credited to the account of the Global Financial Services Fund on the books of the Large-Cap Value Fund to open accounts on the share records of the Large-Cap Value Fund in the names of the Global Financial Services Fund shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Large-Cap Value Fund shares to be credited to Class A, Class B, Class II, Class K and Class Y Global Financial Services Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of common stock ($0.01 par value per share) of the Global Financial Services Fund of the corresponding class owned by Global Financial Services Fund shareholders on the Closing Date. All issued and outstanding shares of the Global Financial Services Fund will simultaneously be canceled on the books of the Global Financial Services Fund, although share certificates representing interests in Class A, Class B, Class II, Class K and Class Y shares of the Global Financial Services Fund will represent a number of Class A, Class B, Class C, Class K and Class Y shares, respectively, of Large-Cap Value Fund shares after the Closing Date. The Large-Cap Value Fund will not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Large-Cap Value Fund shares issued in connection with such exchange.

     After such distribution, Munder Framlington will take all necessary steps under Massachusetts law, Munder Framlington's Declaration of Trust and any other applicable law to effect a complete dissolution of the Global Financial Services Fund.

     The Board of Trustees of Munder Framlington has determined, with respect to the Global Financial Services Fund and the Board of Trustees of the Trust has determined, with respect to the Large-Cap Value Fund, that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. MCM will bear the expenses of the

Reorganization, including the cost of a proxy soliciting agent that has been retained but excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Global Financial Services Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that Munder Framlington and the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (i) the Reorganization Agreement be approved by shareholders of the Global Financial Services Fund; and (ii) Munder Framlington receive the opinion of Munder Framlington's counsel that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Global Financial Services Fund, with all classes voting together and not by class. See "Voting Information."

     At its November 13, 2001 meeting, the Board also approved the liquidation of the Global Financial Services Fund in the event that shareholders of the Global Financial Services Fund do not approve the Reorganization. As a result, if the Reorganization Agreement is not approved by the shareholders of the Global Financial Services Fund, or is not consummated for any other reason, the Global Financial Services Fund will be liquidated as promptly as possible. Any shares of the Global Financial Services Fund outstanding on the date of the liquidation will be automatically redeemed by Munder Framlington on that date. The proceeds of any such redemption will be equal to the NAV of such shares after all charges, taxes, expenses and liabilities of the Global Financial Services Fund have been paid or provided for. In the event of a liquidation, the Class A and the Class II shareholders of the Global Financial Services Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B and Class II shares of the Global Financial Services Fund will be imposed if Class B and Class II shareholders are redeemed as a result of the liquidation. Any liquidation would be expected to be a taxable event for shareholders.

     THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT.

     Shareholders of the Global Financial Services Fund as of the Record Date will receive shares of the Large-Cap Value Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Description of the Large-Cap Value Fund's Shares

     Full and fractional shares of the respective class of shares of common stock of the Large-Cap Value Fund will be issued to the Global Financial Services Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Large-Cap Value Fund no longer issues share certificates. The shares of the Large-Cap Value Fund to be issued to Global Financial Services Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

Federal Income Tax Consequences

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Large-Cap Value Fund, the Global Financial Services Fund, or the shareholders of the Global Financial Services Fund. As a condition to the closing of the Reorganization, the Global Financial Services Fund will receive a legal opinion to that effect. That opinion will be based upon certain representations and warranties made by the Global Financial Services Fund and the Large-Cap Value Fund and certifications received from each of the Funds and certain of their service providers.

     Immediately prior to the Reorganization, the Global Financial Services Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Global Financial Services Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Global Financial Services Fund's shareholders.

     As of June 30, 2001, the Global Financial Services Fund had a small unused capital loss carryover of approximately $91,741. Capital loss carryovers (when realized) are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders.

     The proposed Reorganization will affect the use of the capital loss carryover in two respects. The first concerns the "sharing" of the capital loss carryover with the shareholders of the Large-Cap Value Fund. If there were no Reorganization, the capital loss carryover would inure solely to the benefit of the shareholders of the Global Financial Services Fund. If the Reorganization occurs, the capital loss carryover carries over (subject to the limitations described below) to the Large-Cap Value Fund. That means that any resulting tax benefits inures to all shareholders of the Large-Cap Value Fund (i.e., both pre-Reorganization shareholders of the Global Financial Services Fund and pre-Reorganization shareholders of the Large-Cap Value Fund).

     The second manner in which the Reorganization will affect the use of the capital loss carryover concerns certain limitations imposed under the Code with respect to the use of these losses. Very generally, when more than 50 percent of the stock of a "loss corporation" such as the Global Financial Services Fund is acquired (as will be the case here), the Code imposes various limitations on the use of loss carryovers following the acquisition. The amount of such loss carryovers that can be used each year to offset post-acquisition income is generally limited to an amount equal to the "federal long-term tax-exempt rate" (the applicable rate as of November 2001 was 4.85%) multiplied by the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. Considering that the combined amount of capital loss carryovers and built-in-losses as of June 30, 2001 was minimal, no substantial limitation on the use of these losses is expected.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Capitalization

     The following table shows the capitalization of the Global Financial Services Fund and the Large-Cap Value Fund as of June 30, 2001, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                                       As of June 30, 2001
                                   --------------------------------------------------------
                                     Global Financial      Large-Cap     Pro Forma after
                                                                         ---------------
CLASS A SHARES                        Services Fund        Value Fund    Reorganization
--------------                        -------------        ----------    --------------
Net Assets ...................         $1,253,239         $ 6,653,904       $ 7,907,143
Net asset value per share ....         $    10.52         $     13.06       $     13.06
Shares outstanding ...........            119,171             509,512           605,448

                                                       As of June 30, 2001
                                   --------------------------------------------------------
                                     Global Financial      Large-Cap     Pro Forma after
                                                                         ---------------
CLASS B SHARES                        Services Fund        Value Fund    Reorganization
--------------                        -------------        ----------    --------------
Net Assets ...................         $1,578,268         $10,904,968       $12,483,236
Net asset value per share ....         $    10.50         $     12.97       $     12.97
Shares outstanding ...........            150,295             841,032           962,471

                                                       As of June 30, 2001
                                   --------------------------------------------------------
                                     Global Financial      Large-Cap     Pro Forma after
                                                                         ---------------
CLASS C SHARES                        Services Fund        Value Fund    Reorganization
--------------                        -------------        ----------    --------------
Net Assets ...................             N/A            $ 3,780,828       $ 4,646,985
Net asset value per share ....             N/A            $     12.96       $     12.96
Shares outstanding ...........             N/A                291,676           358,564

                                                                     As of June 30, 2001
                                             -----------------------------------------------------------------
                                             Global Financial            Large-Cap             Pro Forma after
                                                                                               ---------------
CLASS II SHARES                               Services Fund             Value Fund              Reorganization
---------------                               -------------             ----------              --------------
Net Assets ......................                $866,157                   N/A                      N/A
Net asset value per share .......                 $10.51                    N/A                      N/A
Shares outstanding ..............                 82,413                    N/A                      N/A
                                                                     As of June 30, 2001
                                             -----------------------------------------------------------------
                                             Global Financial            Large-Cap             Pro Forma after
                                                                                               ---------------
CLASS K SHARES                                Services Fund             Value Fund              Reorganization
--------------                                -------------             ----------              --------------
Net Assets ......................                  N/A                  $80,625,071              $80,625,071
Net asset value per share .......                  N/A                    $13.06                    $13.06
Shares outstanding ..............                  N/A                   6,171,109                6,171,109

                                                                     As of June 30, 2001
                                             -----------------------------------------------------------------
                                             Global Financial            Large-Cap             Pro Forma after
                                                                                               ---------------
CLASS Y SHARES                                Services Fund             Value Fund              Reorganization
--------------                                -------------             ----------              --------------
Net Assets .......................              $3,298,270              $79,553,185              $82,851,455
Net asset value per share ........                $10.53                  $13.07                    $13.07
Shares outstanding ...............               313,290                 6,088,267                6,339,056

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion comparing investment objectives, policies and restrictions of the Global Financial Services Fund and the Large-Cap Value Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of the Global Financial Services Fund and the Large-Cap Value Fund dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 with respect to Class K and Class Y shares, and January ___, 2002.

Investment Objectives of Each Fund

The Global Financial Services Fund's goal is to provide long-term capital appreciation. The Large-Cap Value Fund's goal is to provide shareholders with long-term capital appreciation and current income. The investment objectives of both Funds may be changed by the Board without shareholder approval; however, shareholders would be notified of any such change.

Primary Investments of Each Fund

         The Global Financial Services Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. and foreign companies that are principally engaged in the financial services industries or companies providing services primarily within the financial services industries. The Global Financial Services Fund focuses specifically on companies that are likely to benefit from growth or consolidation in the financial services industries.

         Examples of companies in the financial services industry are:

         .  commercial, industrial and investment banks;

         .  savings and loan associations;

         .  brokerage companies;

         .  consumer and industrial finance companies;

         .  real estate and leasing companies;

         .  insurance companies; and

         .  holding companies for each of the above.

         A company is "principally engaged" in the financial services industry if at least 50% of its gross income, net sales or net profits comes from activities in the financial services industry or if the company dedicates more than 50% of its assets to the production of revenues from the financial services industry.

         The Global Financial Services Fund's sub-adviser, Framlington, selects companies using a "bottom-up approach" that identifies outstanding performance of individual companies before considering the impact of economic trends. Framlington evaluates companies by analyzing a number of factors, including the growth prospects of a financial services company relative to the price of its stock. Framlington allocates assets among countries based on:

         . its analysis of the trends in the financial services industry in particular regions;

         . the relative valuation of financial services companies in different regions; and

         . its assessment of the prospects for a particular equity market and its currency

         Under normal market conditions, the Global Financial Services Fund invests at least 80% of its assets in at least three different countries, including the United States. The Global Financial Services Fund may invest in companies located in both countries with mature markets and in those with emerging markets.

         The Large-Cap Value Fund seeks to achieve its investment objective by investing primarily in companies whose equity securities are trading at a valuation discount relative to the marketplace, their peers and historical levels. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large-capitalization companies. Large-capitalization companies are companies having a market capitalization within the range of companies included in the Russell 1000 Index. Based on the most recent data available at the printing of the prospectus of the Large-Cap Value Fund, dated October 31, 2001, such capitalizations were approximately $1.4 billion or greater.

         MCM generally selects large companies with relatively low valuations that it believes possess a catalyst for favorable or improved security values. MCM may also consider one or more of the following factors:

         . financial strength and strong fundamentals, including low price to earnings ratios;

         .  improving earnings estimates and stock price trends;

         . quality of management, profitability and industry leadership position;

         .  current dividend; and

         .  unrecognized assets.

         Neither the Global Financial Services Fund nor the Large-Cap Value Fund may purchase more than 10% of the outstanding voting securities of any issuer. Neither Fund may invest more than 25% of its total assets in any one industry, except the Global Financial Services Fund may invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry.

         Neither Fund may purchase securities on margin. The Large-Cap Value Fund may not make short sales of securities, but the Global Financial Services Fund may make short sales.

Portfolio Instruments and Practices

         Borrowing. Under certain circumstances, each Fund may borrow money in
         ---------
an amount up to 5% of the value of its total assets for temporary purposes and in an amount equal to one-third of its assets to meet redemptions. This is a fundamental policy which can only be changed by shareholders.

         Foreign Securities. The Global Financial Services Fund will invest,
         ------------------
under normal market conditions, at least 80% of its assets in securities of issuers located in at least three countries, one of which may be the United States. The Large-Cap Value Fund may invest up to 25% of its assets in foreign securities.

         Forward Foreign Currency Exchange Contracts. Each Fund may enter into
         -------------------------------------------
forward foreign currency exchange contracts. A Fund may enter into these contracts in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between two foreign currencies in which portfolio securities are or may be denominated.

         Futures Contracts and Options. Each Fund may purchase and sell futures
         -----------------------------
contracts on securities, currencies and indices. Neither Fund will commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, each Fund may write covered call options, purchase put options, purchase call options and write secured put options on securities, currencies, indices and futures contracts, as described in the Statement of Additional Information of each Fund.

         Liquidity Management. Pending investment, to meet anticipated
         --------------------
redemption requests, or as a temporary defensive measure if MCM, or Framlington in the case of the Global Financial Services Fund, determines that market conditions warrant, either Fund may also invest without limitation in high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities.

         Repurchase Agreements, Reverse Repurchase Agreements and When-Issued
         --------------------------------------------------------------------
Securities. Each Fund may enter into repurchase agreements with banks and
----------
broker-dealers that have been approved by MCM, or Framlington in the case of the Global Financial Services Fund. Each Fund considers repurchase agreements that mature in more than seven days to be illiquid.

         In order to borrow funds for temporary purposes, each Fund may also engage in reverse repurchase agreements, i.e., selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price. In addition, in order to secure prices deemed advantageous at the time, each Fund may purchase securities on a when-issued or a delayed-delivery basis. A Fund will not enter into a when-issued or delayed-delivery transaction for speculative purposes but only in furtherance of its investment objective. Each Fund's when-issued or delayed-delivery purchase transactions will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         Restricted or Illiquid Securities. Each Fund may invest up to 15% of
         ---------------------------------
its net assets in restricted or illiquid securities. Restricted securities are securities subject to legal or contractual restrictions on their resale.

         Securities Lending. Each Fund may lend securities in its portfolio
         ------------------
representing up to 25% of total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or liquid securities with market value at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned.

         Portfolio Turnover Rate. The Large-Cap Value Fund intends to purchase
         -----------------------
and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. The Global Financial Services Fund's portfolio turnover rate for the fiscal year ended June 30, 2001 was 82%. The Large-Cap Value Fund's portfolio turnover rate for the same period was 65%.

         Additional Investment Restrictions. In addition to the restrictions
         ----------------------------------
described above, each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding securities (as defined in the 1940 Act) of that Fund. These restrictions are set forth in the Statement of Additional Information for each Fund.

Risk Factors

         The Global Financial Services Fund and the Large-Cap Value Fund are subject to the following principal investment risks:

         Stock Market Risk. The value of the securities in which the Funds
         -----------------
invest may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Funds' investments may decline if the particular companies the Funds invest in do not perform well.

         Additionally, the Large-Cap Value Fund is subject to the following principal investment risk:

         Value Investing Risk. Value investing attempts to identify strong
         --------------------
companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

         The Global Financial Services Fund is subject to the following additional principal investment risks:

         Sector Risk. The Global Financial Services Fund invests primarily in
         -----------
companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. Financial services companies are subject to extensive governmental regulation that may limit the financial commitments they can make and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting the financial services industry sector could have a major effect on the value of the Global Financial Services Fund's investments. The value of the Global Financial Services Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

         Growth Investing Risk. The price of growth stocks may be more sensitive
         ---------------------
to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by MCM, or Framlington in the case of the Global Financial Services Fund, regardless of movements in the securities markets.

         Foreign Securities Risk. The Global Financial Services Fund's
         -----------------------
investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect the Global Financial Services Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

             Currency Risk: The risk that changes in currency exchange rates
             -------------
         will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Global Financial Services Fund's investment in securities denominated in a foreign currency or may widen existing losses.

         Emerging Markets Risk: There are greater risks involved in investing in
         ---------------------
emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, should the Global Financial Services Fund invest in emerging market countries, it may be required to establish special custody or other arrangements before investing.

         Geographic Risk: The economies and financial markets of certain
         ---------------
regions, such as Latin America and Asia, can be highly interdependent and decline all at the same time.

         Political/Economic Risk: Changes in economic and tax policies,
         -----------------------
government instability, war or other political or economic actions or factors may have an adverse effect on the Global Financial Services Fund's foreign investments.

         Regulatory Risk: Less information may be available about foreign
         ---------------
companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

         Transaction Costs Risk: The costs of buying and selling foreign
         ----------------------
securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

           [The rest of this page has intentionally been left blank.]

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            AND FINANCIAL HIGHLIGHTS

Management's Discussion of Fund Performance

     The Investment Environment

          The year ending June 30, 2001, was marked by a sharp deceleration in economic growth. One year ago, in June 2000, the National Association of Purchasing Management's (NAPM) Index, which provides a snapshot of the strength in industrial activity, stood at 52.1. The dividing line between an expansion and contraction in manufacturing activity is 50. By August, 2000, the Index had fallen below 50, indicating a contraction in the manufacturing sector. After reaching a low of 41.2 in January, the Index has rebounded slightly, reaching 44.7 by June 2001. As the 12-month time period ended, therefore, manufacturing activity was continuing to contract.

          In contrast to the manufacturing sector, Gross Domestic Product (GDP), a measure of total economic activity, has remained positive although it has decelerated sharply. Real GDP (adjusted for inflation) rose by 1.32% between June 2000 and June 2001. This was a marked deceleration in growth from the 5.22% GDP increase posted for June 1999 through June 2000. Consumption, which accounts for approximately two-thirds of economic activity, has held up reasonably well. Construction activity has also been a source of strength. Business spending on equipment and software, however, moved from a 13.19% increase for the year ending June 30, 2000 to a 4.00% decline for the year ending June 30, 2001. As the economy slowed, inventory accumulation slowed as well, turning negative in the first two quarters of 2001. Net exports have also taken their toll on growth. While imports have fallen by 6.7% over the past year as the pace of domestic economic activity declined, exports have fallen even faster in response to the slowing of the global economy.

          The news on inflation over the past year has been more positive than the news on economic growth. As of June 2001, the Consumer Price Index
     (CPI) was 3.31% higher than June 2000. This is lower than the 3.67% CPI increase from June 1999 through June 2000.

          Whether the economy is or will be in a technical recession (two consecutive quarters of negative GDP growth), we will know with certainty only in hindsight. What is clear is that slowing economic growth has had a significant impact on the financial markets.

     The Stock Market

          The decline in economic growth, with its negative impact on actual and anticipated corporate earnings, took a heavy toll on the stock market during the year ending June 30, 2001. While there is debate about whether the economy is in recession, there is no doubt that there is a profits recession. S&P 500 earnings for the second quarter of 2001 are expected to fall by 21.10%, compared to year-ago levels. By contrast, earnings for the second quarter of 2000 increased 12.64% versus year-earlier levels.

          For the year ending June 30, the S&P 500 Index generated a return of -14.83%. Even with this double-digit negative performance, six of the 10 sectors of the S&P 500 Index turned in a positive return. In fact, the financials and utilities sectors both earned returns of greater than 20%, while the materials sector earned a return of over 18%. The weakness in the S&P 500 Index came primarily from one sector: technology. With a 23.8% weight in the Index and a return of -52.77% for the year, the technology sector alone subtracted over 16 percentage points from the Index's return for the 12-month time period. Although telecommunications services also had a very weak return (-30.24%), its relatively small weight in the Index limited its impact on the performance of the S&P 500 Index.

          Across the capitalization ranges of the stock market, smaller company stocks had better relative performance than the larger-cap S&P 500 for the year. The S&P MidCap 400 Index generated a return of 8.87% while the S&P SmallCap 600 Index had an even stronger return of 11.12%.

          International stocks trailed the U.S. stock market. The MSCI EAFE Index, a widely followed benchmark for international stocks, posted a -23.63% return for the year ending June 30.

     The Munder Funds

     The following paragraphs detail the performance of the Funds. Each Fund offers its shares to investors in more than one class. These classes have different sales charges and expenses, which affect performance. Performance figures in the following narrative discussion represent the performance of Class Y shares, net of Fund expenses. The Lipper Universe of Mutual Funds referred to below are compiled by Lipper Analytical Services, Inc. and categorized based on investment objectives.

     MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

     Fund Manager: The Munder Framlington Global Financial Services Fund Team

          The Fund posted a return of 0.17% for the year ending June 30, 2001, relative to the 1.62% return of the MSCI Finance Sector Index and the 30.74% average return for the Lipper universe of financial services mutual funds.

          During the last half of 2000, the Fund's U.S. holdings significantly outperformed their international counterparts. The U.K. was the best performing region among the Fund's non-U.S. holdings while Japanese financial stocks were relatively weak. European holdings generated slightly negative returns during the third quarter of 2000, but moved into positive territory in the fourth quarter as the euro strengthened against the U.S. dollar.

          The better relative performance of U.S. financial stocks continued into the first half of 2001. However, the performance of the U.S. portion of the Fund was held back during the first quarter by weakness in brokerage holdings and large institutional banks. In the overseas portion of the portfolio, European stocks were relatively weak, reflecting concerns about future economic growth. Although Japanese stocks made modest progress when valued in terms of yen, the Japanese stocks in the Fund fell by 6.3% when translated into U.S. dollars.

          The U.S. financial holdings in the Fund rebounded during the second quarter of 2001. Performance was broad-based, with a number of smaller-capitalization names posting good returns, including Metris (+62%), Affiliated Managers (+31%), Radian (+19%) and Annaly Mortgage Management (+22%). Citicorp, the largest holding in the Fund, rose by 17% for the quarter.

          In the non-U.S. portion of the Fund, U.K. financial stocks generated better relative returns than Eurozone countries during the second quarter. Banks were the strongest segment of the U.K. portion of the portfolio, supported by the ongoing consolidation within the banking industry.

     MUNDER LARGE-CAP VALUE FUND

     Fund Manager: The Munder Large-Cap Value Fund Team

          The Fund earned a return of 15.59% for the year ending June 30, 2001, relative to the 10.34% return for the Russell 1000 Value Index and the 7.11% average return for the Lipper universe of equity income mutual funds. Compared to the Lipper universe, the Fund has earned above-average returns for the one-year time period ending June 30, 2001.

          The Fund's approach to value investing is fairly straightforward. The Fund invests in undervalued stocks with improving earnings estimates and stock price trends. The current lack of companies with improving business trends has led the Fund to invest defensively, choosing companies where confidence in earnings is highest. This strategy has been rewarded with strong performance during the last 12 months, although periodic waves of optimism have pushed the stocks of struggling companies higher. The Fund's discipline lagged the Russell 1000 Value Index during the market rebound of April and May, and therefore for the second quarter of 2001. However, as investors again focused on the difficult earnings environment near the end of the quarter, the performance of the Fund improved.

          We expect investor sentiment to continue to vacillate between optimism regarding an expected rebound in the economy and the reality of the current weakness in the economic environment. We are monitoring a number of inexpensive stocks, waiting for evidence of stabilization in business trends. It is possible that this patient approach will result in some lost opportunity when the economy improves, but we feel it should reduce risk during the current downturn. We believe that this is a prudent approach in today's environment.

The following graphs represent the performance of each Fund since the inception of its oldest class of shares. This includes a period of time since February 1, 1995 during which the Funds have been managed by Munder Capital Management or its wholly-owned subsidiary World Asset Management and prior periods when the Funds were managed by their predecessors. The chart following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for multiple classes of shares. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the charts and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Past performance is no guarantee of future results. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND

           ---------------------------------------------------------------------
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A Hypothetical Illustration of a $10,000 Initial Investment--Class Y

                                                                                  LIPPER FINANCIAL
                                                           MSCI WORLD FINANCE       SERVICES FUNDS
                  CLASS Y            MSCI WORLD INDEX            INDEX                 AVERAGE
                  -------            ----------------      ------------------     -----------------
6/24/98           10000.00               10000.00              10000.00               10000.00
6/30/98           10190.00               10127.00              10000.00               10000.00
                  10580.30               10112.20              10283.00                9903.00
                   8680.06                8765.18               8196.58                7854.07
                   8316.36                8921.71               7760.52                8083.41
                   9157.98                9729.79               8876.48                8694.51
                   9799.04               10309.90               9593.70                9216.18
                  10069.50               10815.20               9732.81                9487.14
                   9988.94               11053.50               9725.03                9494.73
                   9658.30               10761.00               9600.55                9404.53
                   9828.29               11210.60              10085.40                9662.21
                  10248.90               11654.10              10681.40               10273.80
                   9758.02               11229.80               9865.36                9883.43
6/30/99           10056.60               11755.20              10114.00               10156.20
                  10016.40               11721.50               9918.77                9714.41
                   9906.20               11702.40               9896.95                9231.61
                   9803.18               11590.50               9780.17                8875.27
                  10581.50               12194.50              10688.70                9891.49
                  10277.90               12539.20              10312.50                9538.36
                  10522.50               13555.70              10379.50                9353.32
                   9971.10               12781.00               9655.04                8903.42
                   9899.30               12817.00               9113.39                8167.11
                  10890.20               13704.50              10253.50                9341.54
                  10512.30               13126.60               9847.44                9056.62
                  10757.30               12795.90              10142.90                9545.68
6/30/00           10851.80               13228.50              10190.50               10000.00
                  11158.40               12856.80              10469.70               10000.00
                  11710.20               13276.70              11003.70               10901.00
                  11871.90               12572.30              11051.00               11294.50
                  11624.10               12363.20              11052.10               11307.00
                  11066.70               11614.20              10649.80               10864.90
                  12047.40               11803.70              11472.00               12012.20
                  12037.10               12033.00              11463.90               11923.30
                  11283.50               11017.40              10497.50               11427.30
                  10488.60               10295.80               9863.47               11102.70
                  11118.30               11059.40               9999.59               11459.10
                  10973.80               10922.10               9916.59               11926.70
6/30/01           10870.50               10581.40               9846.19               12013.70


                                  ------------------------------             ------------------------------
                                  GROWTH OF A $10,000 INVESTMENT             AVERAGE ANNUAL TOTAL RETURNS++
                                  ------------------------------             ------------------------------
                                                                               Lipper
                                                                            Financial       One         One      Since        Since
Class and             With     Without          MSCI     MSCI World          Services      Year        Year  Inception    Inception
Inception Date        Load        Load  World Index# Finance Index#   Funds Average**    w/load   w/outload     w/load   w/out load
------------------------------------------------------------------------------------------------------------------------------------
CLASS A-- 6/30/00     $9,437*  $  9,988     $  7,999        $ 9,662        $   12,878   (5.63)%*    (0.12)%    (5.63)%*     (0.12)%
CLASS B-- 7/6/00      $9,268+  $  9,755     $  7,985        $ 9,576        $   12,878       N/A         N/A    (7.32)%+     (2.45)%
CLASS II-- 7/20/00    $9,508+* $  9,701     $  7,982        $ 9,347        $   12,014       N/A         N/A    (4.92)%+*     2.90)%
CLASS Y-- 6/24/98         N/A  $ 10,871     $ 10,581        $ 9,846        $   11,830       N/A       0.17%         N/A       2.81%

  * Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares, if applicable.

  + Based on the declining contingent deferred sales charge (CDSC) schedule as defined in the prospectus.

  ++  Total returns for Class B and Class II shares are aggregate total returns.

  # The MSCI World Index is an unmanaged index used to measure common stock price movement in developed countries. The MSCI World Finance Index is an unmanaged index which follows four sub-sectors (Insurance, Financial Services, Real Estate, and Banking) of the MSCI World Index.

  ** The Lipper Financial Services Funds Averages represent the average performance of mutual funds universes compiled by Lipper Analytical Services, Inc. The funds included in each universe are categorized under the same investment objective as the applicable Fund and have been in existence since the Fund's inception date. Lipper since inception comparative returns for Class A, Class B, Class II and Class Y shares of the Framlington Global Financial Services Fund are as of 6/30/00, 6/30/00, 7/31/00, and 6/30/98, respectively.

Large-Cap Value Fund

           ---------------------------------------------------------------------
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------

           A Hypothetical Illustration of a $10,000 Initial Investment--Class Y

                                                                                               LIPPER EQUITY
                                               RUSSELL 1000 VALUE                               INCOME FUNDS
                             CLASS Y                 INDEX              S&P 500 INDEX             AVERAGE
                             -------           ------------------       -------------          -------------
7/5/94                       10000.00               10000.00               10000.00               10000.00
                             10090.00               10311.00               10328.00               10263.00
                             10190.00               10607.00               10750.00               10590.00
                             10140.00               10255.00               10487.00               10400.00
                             10167.00               10397.00               10723.00               10459.00
                              9905.00                9977.00               10333.00               10058.00
                              9951.00               10092.00               10486.00               10131.00
                             10246.00               10403.00               10757.00               10323.00
2/28/95                      10602.00               10814.00               11176.00               10654.00
                             10809.00               11051.00               11506.00               10909.00
                             11066.00               11400.00               11844.00               11156.00
                             11456.00               11880.00               12317.00               11491.00
6/30/95                      11523.00               12040.00               12602.00               11643.00
                             11678.00               12459.00               13020.00               11970.00
                             11740.00               12635.00               13053.00               12102.00
                             12251.00               13092.00               13603.00               12501.00
                             12272.00               12963.00               13555.00               12363.00
                             12856.00               13620.00               14149.00               12890.00
                             13361.00               13962.00               14422.00               13209.00
                             13700.00               14397.00               14912.00               13516.00
                             13657.00               14507.00               15051.00               13635.00
                             13799.00               14753.00               15195.00               13818.00
                             13682.00               14809.00               15419.00               13987.00
                             13842.00               14994.00               15816.00               14213.00
6/30/96                      13972.00               15006.00               15877.00               14232.00
                             13512.00               14439.00               15176.00               13709.00
                             13823.00               14852.00               15497.00               14065.00
                             14391.00               15443.00               16368.00               14601.00
                             14822.00               16041.00               16819.00               14932.00
                             15663.00               17204.00               18089.00               15777.00
                             15517.00               16984.00               17731.00               15693.00
                             16088.00               17807.00               18838.00               16285.00
                             16414.00               18069.00               18986.00               16464.00
                             15992.00               17419.00               18208.00               15954.00
                             16449.00               18150.00               19294.00               16421.00
                             17304.00               19165.00               20473.00               17372.00
6/30/97                      17945.00               19987.00               21383.00               18016.00
                             19253.00               21490.00               23085.00               19169.00
                             18510.00               20725.00               21792.00               18619.00
                             19535.00               21977.00               22987.00               19555.00
                             19299.00               21363.00               22219.00               18971.00
                             19808.00               22307.00               23248.00               19555.00
                             20539.00               22958.00               23647.00               20019.00
                             20652.00               22633.00               23910.00               20004.00
                             21592.00               24157.00               25634.00               21127.00
                             22762.00               25635.00               26946.00               22069.00
                             22537.00               25806.00               27218.00               22073.00
                             22172.00               25423.00               26750.00               21720.00
6/30/98                      22132.00               25749.00               27836.00               21855.00
                             21253.00               25293.00               27541.00               21228.00
                             18917.00               21529.00               23559.00               18600.00
                             19924.00               22765.00               25069.00               19619.00
                             20834.00               24528.00               27107.00               20794.00
                             21674.00               25671.00               28750.00               21674.00
                             22658.00               26544.00               30406.00               22239.00
                             22517.00               26756.00               31677.00               22166.00
                             22281.00               26379.00               30691.00               21681.00
                             23495.00               26925.00               31919.00               22140.00
                             23495.00               29440.00               33154.00               23708.00
                             23147.00               29116.00               32372.00               23466.00
6/30/99                      23728.00               29961.00               34169.00               24186.00
                             23444.00               29083.00               33103.00               23560.00
                             22541.00               28004.00               32937.00               22961.00
                             21702.00               27024.00               32035.00               22135.00
                             22814.00               28580.00               34062.00               22872.00
                             22266.00               28357.00               34754.00               22707.00
                             22629.00               28493.00               36801.00               22959.00
                             21280.00               27564.00               34953.00               22085.00
                             19384.00               25516.00               34293.00               20773.00
                             20925.00               28629.00               37647.00               22784.00
                             20976.00               28297.00               36513.00               22740.00
                             20774.00               28594.00               35765.00               23047.00
6/30/00                      19863.00               27288.00               36648.00               22547.00
                             20333.00               27629.00               36075.00               22658.00
                             21524.00               29165.00               38316.00               23999.00
                             21757.00               29433.00               36293.00               23913.00
                             22753.00               30157.00               36140.00               24290.00
                             22246.00               29038.00               33291.00               23379.00
                             23492.00               30493.00               33453.00               24534.00
                             23369.00               30609.00               34640.00               24691.00
                             23072.00               29758.00               31482.00               23891.00
                             22453.00               28708.00               29487.00               23041.00
                             23260.00               30114.00               31779.00               24257.00
                             23453.00               30792.00               31992.00               24655.00
6/30/01                      22959.00               30108.00               31213.00               24009.00

                                ------------------------------                          ----------------------------
                                GROWTH OF A $10,000 INVESTMENT                          AVERAGE ANNUAL TOTAL RETURNS
                                ------------------------------                          ----------------------------
                                                           Lipper                 One                Five                  Since
                                     Russell               Equity       One      Year      Five     Years       Since   Inception
Class and           With   Without      1000               Income      Year     w/out     Years     w/out   Inception       w/out
Inception Date      Load      Load     Value#  S&P 500#    Funds**   w/load      load    w/load      load      w/load        load
--------------------------------------------------------------------------------------------------------------------------------
CLASS A-- 8/8/94  $21,127* $22,361  $ 29,200  $ 30,216   $  23,478     8.96%*   15.32%     8.94%*    10.18%      11.46%     12.38%
CLASS B-- 8/9/94      N/A  $21,244  $ 29,200  $ 30,216   $  23,478     9.39%+   14.39%     9.07%+     9.35%         N/A     11.55%
CLASS C-- 12/5/95     N/A  $16,514  $ 22,107  $ 22,056   $  18,724    13.40%+   14.40%       N/A      9.36%         N/A      9.42%
CLASS Y-- 7/5/94      N/A  $22,959  $ 30,108  $ 31,213   $  24,009        N/A   15.59%       N/A     10.44%         N/A     12.63%

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A Shares or 1.00% for Class II Shares, if applicable.

 + Based on the declining contingent deferred sales charge (CDSC) schedule as defined in the prospectus.

++ Total returns for Class B and Class II shares are aggregate total returns.

 # The Russell 1000 Value Index is an unmanaged index that measures performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. The S&P 500 Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Large-Cap Value Fund has changed its primary market index from the S&P 500 to the Russell 1000 Value Index which better represents the market in which the Fund invests. Index since inception comparative returns for Class A, Class B, Class C and Class Y shares of the Large-Cap Value Fund are as of 7/31/94, 7/31/94, 11/30/95and 6/30/94 respectively.

** The Lipper Equity Income Funds Averages represent the average performance of mutual funds universes compiled by Lipper Analytical Services, Inc. The funds included in each universe are categorized under the same investment objective as the applicable Fund and have been in existence since the Fund's inception date. Lipper since inception comparative returns for Class A, Class B, Class C and Class Y shares of the Large-Cap Value Fund are as of 7/31/94,7/31/94, 11/30/95, and 6/30/94, respectively.

Financial Highlights


The financial highlights table is intended to help shareholders understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling (800) 438-5789.

                                                                                     Framlington Global
                                                                                    Financial Services(a)
                                                                              -----------------------------
                                                                              Period     Period      Period
                                                                               Ended      Ended      Ended
                                                                              6/30/01    6/30/01    6/30/01
                                                                              Class A    Class B    Class II
                                                                              -------    -------    --------
Net asset value, beginning of period......................................... $10.62     $10.79      $10.86
                                                                              ------     ------      ------
Income from investment operations:
Net investment income/(loss).................................................   0.12       0.02        0.02
Net realized and unrealized gain/(loss) on investments.......................  (0.13)     (0.28)      (0.34)
                                                                              ------     ------      ------
Total from investment operations.............................................  (0.01)     (0.26)      (0.32)
                                                                              ------     ------      ------
Less distributions:
Dividends from net investment income.........................................  (0.05)     (0.02)      (0.02)
Distributions from capital...................................................  (0.04)     (0.01)      (0.01)
                                                                              ------     ------      ------
Total distributions..........................................................  (0.09)     (0.03)      (0.03)
                                                                              ------     ------      ------
Net asset value, end of period............................................... $10.52     $10.50      $10.51
                                                                              ======     ======      ======
Total return (b).............................................................  (0.12)%    (2.45)%     (2.99)%
                                                                              ======     ======      ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $1,253     $1,578      $  866
Ratio of operating expenses to average net assets............................   1.51%(c)   2.26%(c)    2.26%(c)
Ratio of net investment income/(loss) to average net assets..................   0.81%(c)   0.06%(c)    0.06%(c)
Portfolio turnover rate......................................................     82%        82%         82%
Ratio of operating expenses to average net assets without expenses reimbursed   2.65%(c)   3.40%(c)    3.40%(c)

--------------------------------------------------------------------------------
(a)The Munder Framlington Global Financial Services Fund Class A Shares, Class
   B Shares and Class II Shares commenced operations on July 3, 2000, July 7, 2000 and July 20, 2000, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
(c)Annualized.

                                                                              Framlington Global Financial Services
                                                                                             Fund(a)
                                                                              ---------------------------------
                                                                               Year    Year    Year      Period
                                                                               Ended   Ended   Ended      Ended
                                                                              6/30/01 6/30/00 6/30/99    6/30/98
                                                                              ------- ------- -------    -------
Net asset value, beginning of period......................................... $10.62  $10.02  $10.19     $10.00
                                                                              ------  ------  ------     ------
Income from investment operations:
Net investment income........................................................   0.14    0.12    0.10       0.01
Net realized and unrealized gain/(loss) on investments.......................  (0.11)   0.65   (0.23)(d)   0.18
                                                                              ------  ------  ------     ------
Total from investment operations.............................................   0.03    0.77   (0.13)      0.19
                                                                              ------  ------  ------     ------
Less distributions:
Dividends from net investment income.........................................  (0.08)  (0.17)  (0.04)        --
Distributions from capital...................................................  (0.04)     --      --         --
                                                                              ------  ------  ------     ------
Total distributions..........................................................  (0.12)  (0.17)  (0.04)        --
                                                                              ------  ------  ------     ------
Net asset value, end of period............................................... $10.53  $10.62  $10.02     $10.19
                                                                              ======  ======  ======     ======
Total return(b)..............................................................   0.17%   7.89%  (1.29)%     1.90%
                                                                              ======  ======  ======     ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)......................................... $3,298  $4,466  $2,947     $1,834
Ratio of operating expenses to average net assets............................   1.26%   1.25%   1.18%      1.14%(c)
Ratio of net investment income to average net assets.........................   1.06%   1.20%   1.16%      3.60%(c)
Portfolio turnover rate......................................................     82%     65%     75%         0%
Ratio of operating expenses to average net assets without expenses reimbursed   2.40%   2.06%   2.45%      1.14%(c)

--------------------------------------------------------------------------------
(a)The Munder Framlington Global Financial Services Fund Class Y shares commenced operations on June 24, 1998.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Annualized.
(d)The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
                                      -36-

                                                                              Large-Cap Value Fund(a)
                                                                   --------------------------------------------
                                                                    Year      Year     Year    Year      Year
                                                                    Ended    Ended     Ended   Ended    Ended
                                                                   6/30/01 6/30/00(c) 6/30/99 6/30/98 6/30/97(c)
                                                                   Class A  Class A   Class A Class A  Class A
                                                                   ------- ---------- ------- ------- ----------
Net asset value, beginning of period.............................. $11.83   $ 14.98   $15.62  $15.21    $13.04
                                                                   ------   -------   ------  ------    ------
Income from investment operations:
Net investment income/(loss)......................................   0.08      0.18     0.20    0.29      0.31
Net realized and unrealized gain/(loss) on investments............   1.70     (2.58)    0.73    2.96      3.14
                                                                   ------   -------   ------  ------    ------
Total from investment operations..................................   1.78     (2.40)    0.93    3.25      3.45
                                                                   ------   -------   ------  ------    ------
Less distributions:
Dividends from net investment income..............................  (0.07)    (0.16)   (0.18)  (0.28)    (0.32)
Distributions in excess of net investment income..................     --     (0.02)      --      --        --
Distributions from net realized gains.............................  (0.48)    (0.57)   (1.39)  (2.56)    (0.96)
                                                                   ------   -------   ------  ------    ------
Total distributions...............................................  (0.55)    (0.75)   (1.57)  (2.84)    (1.28)
                                                                   ------   -------   ------  ------    ------
Net asset value, end of period.................................... $13.06   $ 11.83   $14.98  $15.62    $15.21
                                                                   ======   =======   ======  ======    ======
Total return (b)..................................................  15.32%   (16.45)%   6.96%  23.03%    28.10%
                                                                   ======   =======   ======  ======    ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $6,654   $ 5,121   $5,578  $9,545    $3,662
Ratio of operating expenses to average net assets.................   1.22%     1.23%    1.21%   1.19%     1.20%
Ratio of net investment income/(loss) to average net assets.......   0.52%     1.37%    1.44%   1.78%     2.28%
Portfolio turnover rate...........................................     65%       91%      50%     73%       62%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................   1.22%     1.23%    1.21%   1.19%     1.20%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund (formerly Munder Equity Income Fund) Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                                   Large-Cap Value Fund(a)
---------------------------------------------------------------------------------------------
 Year         Year      Year    Year      Year     Year        Year     Year    Year      Year
 Ended       Ended      Ended   Ended    Ended     Ended      Ended     Ended   Ended    Ended
6/30/01    6/30/00(c)  6/30/99 6/30/98 6/30/97(c) 6/30/01   6/30/00(c) 6/30/99 6/30/98 6/30/97(c)
Class B     Class B    Class B Class B  Class B   Class C    Class C   Class C Class C  Class C
-------    ----------  ------- ------- ---------- -------   ---------- ------- ------- ----------
$ 11.79     $ 14.93    $15.57  $15.17    $13.02   $11.78     $ 14.91   $15.55  $15.16    $13.01
-------     -------    ------  ------    ------   ------     -------   ------  ------    ------
  (0.02)       0.08      0.10    0.17      0.21    (0.02)       0.08     0.09    0.16      0.19
   1.69       (2.57)     0.72    2.95      3.13     1.69       (2.56)    0.73    2.95      3.15
-------     -------    ------  ------    ------   ------     -------   ------  ------    ------
   1.67       (2.49)     0.82    3.12      3.34     1.67       (2.48)    0.82    3.11      3.34
-------     -------    ------  ------    ------   ------     -------   ------  ------    ------
  (0.01)      (0.08)    (0.07)  (0.16)    (0.23)   (0.01)      (0.08)   (0.07)  (0.16)    (0.23)
     --          --        --      --        --       --          --       --      --        --
  (0.48)      (0.57)    (1.39)  (2.56)    (0.96)   (0.48)      (0.57)   (1.39)  (2.56)    (0.96)
-------     -------    ------  ------    ------   ------     -------   ------  ------    ------
  (0.49)      (0.65)    (1.46)  (2.72)    (1.19)   (0.49)      (0.65)   (1.46)  (2.72)    (1.19)
-------     -------    ------  ------    ------   ------     -------   ------  ------    ------
$ 12.97     $ 11.79    $14.93  $15.57    $15.17   $12.96     $ 11.78   $14.91  $15.55    $15.16
=======     =======    ======  ======    ======   ======     =======   ======  ======    ======
  14.39%     (17.07)%    6.18%  22.09%    27.16%   14.40%     (17.02)%   6.18%  22.05%    27.17%
=======     =======    ======  ======    ======   ======     =======   ======  ======    ======
$10,905     $ 3,961    $3,700  $1,694    $  641   $3,781     $ 1,073   $1,366  $1,776    $  766
   1.97%       1.98%     1.97%   1.94%     1.95%    1.97%       1.98%    1.97%   1.94%     1.95%
  (0.23)%      0.62%     0.69%   1.03%     1.53%   (0.23)%      0.62%    0.69%   1.03%     1.53%
     65%         91%       50%     73%       62%      65%         91%      50%     73%       62%
   1.97%       1.98%     1.97%   1.94%     1.95%    1.97%       1.98%    1.97%   1.94%     1.95%

                                      -38-

                                                                                Large-Cap Value Fund (a)
                                                                   --------------------------------------------------
                                                                    Year       Year      Year      Year        Year
                                                                    Ended     Ended      Ended     Ended      Ended
                                                                   6/30/01  6/30/00(c)  6/30/99   6/30/98   6/30/97(c)
                                                                   Class K   Class K    Class K   Class K    Class K
                                                                   -------  ----------  --------  --------  ----------
Net asset value, beginning of period.............................. $ 11.84   $  15.00   $  15.64  $  15.23   $  13.05
                                                                   -------   --------   --------  --------   --------
Income from investment operations:
Net investment income.............................................    0.08       0.18       0.21      0.28       0.32
Net realized and unrealized gain/(loss) on investments............    1.69      (2.59)      0.72      2.97       3.14
                                                                   -------   --------   --------  --------   --------
Total from investment operations..................................    1.77      (2.41)      0.93      3.25       3.46
                                                                   -------   --------   --------  --------   --------
Less distributions:
Dividends from net investment income..............................   (0.07)     (0.18)     (0.18)    (0.28)     (0.32)
Distributions from net realized gains.............................   (0.48)     (0.57)     (1.39)    (2.56)     (0.96)
                                                                   -------   --------   --------  --------   --------
Total distributions...............................................   (0.55)     (0.75)     (1.57)    (2.84)     (1.28)
                                                                   -------   --------   --------  --------   --------
Net asset value, end of period.................................... $ 13.06   $  11.84   $  15.00  $  15.64   $  15.23
                                                                   =======   ========   ========  ========   ========
Total return (b)..................................................   15.22%    (16.49)%     6.95%    23.00%     28.12%
                                                                   =======   ========   ========  ========   ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $80,625   $110,257   $205,364  $216,387   $212,415
Ratio of operating expenses to average net assets.................    1.22%      1.23%      1.21%     1.19%      1.20%
Ratio of net investment income to average net assets..............    0.52%      1.37%      1.45%     1.78%      2.28%
Portfolio turnover rate...........................................      65%        91%        50%       73%        62%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................    1.22%      1.23%      1.21%     1.19%      1.20%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund (formerly the Munder Equity Income Fund) Class K Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated.
(c)Per share numbers have been calculated using the average shares method.

                                                                               Large-Cap Value Fund(a)
                                                                   -----------------------------------------------
                                                                    Year       Year     Year     Year       Year
                                                                    Ended     Ended     Ended    Ended     Ended
                                                                   6/30/01  6/30/00(c) 6/30/99  6/30/98  6/30/97(c)
                                                                   Class Y   Class Y   Class Y  Class Y    ClassY
                                                                   -------  ---------- -------  -------  ----------
Net asset value, beginning of period.............................. $ 11.84   $ 15.00   $ 15.64  $ 15.23   $ 13.05
                                                                   -------   -------   -------  -------   -------
Income from investment operations:
Net investment income.............................................    0.10      0.21      0.25     0.32      0.35
Net realized and/or unrealized gain/loss on investments...........    1.71     (2.59)     0.72     2.97      3.14
                                                                   -------   -------   -------  -------   -------
Total from investment operations..................................    1.81     (2.38)     0.97     3.29      3.49
                                                                   -------   -------   -------  -------   -------
Less distributions:
Dividends from net investment income..............................   (0.10)    (0.18)    (0.22)   (0.32)    (0.35)
Distributions in excess of net investment income..................      --     (0.03)       --       --        --
Distributions from net realized gains.............................   (0.48)    (0.57)    (1.39)   (2.56)    (0.96)
                                                                   -------   -------   -------  -------   -------
Total distributions...............................................   (0.58)    (0.78)    (1.61)   (2.88)    (1.31)
                                                                   -------   -------   -------  -------   -------
Net asset value, end of period.................................... $ 13.07   $ 11.84   $ 15.00  $ 15.64   $ 15.23
                                                                   =======   =======   =======  =======   =======
Total return (b)..................................................   15.59%   (16.28)%    7.22%   23.32%    28.43%
                                                                   =======   =======   =======  =======   =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................. $79,553   $73,435   $39,368  $34,840   $29,674
Ratio of operating expenses to average net assets.................    0.97%     0.98%     0.96%    0.94%     0.95%
Ratio of net investment income to average net assets..............    0.77%     1.62%     1.69%    2.03%     2.53%
Portfolio turnover rate...........................................      65%       91%       50%      73%       62%
Ratio of operating expenses to average net assets without expenses
 reimbursed.......................................................    0.97%     0.98%     0.96%    0.94%     0.95%

--------------------------------------------------------------------------------
(a)The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.
(b)Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)Per share numbers have been calculated using the average shares method.

                    HOW TO PURCHASE, SELL AND EXCHANGE SHARES

Purchasing Shares

Who May Purchase Shares

     Class A and Class II shares of the Funds are sold at the net asset value ("NAV") next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Summary Comparison of Fees and Expenses" for information about sales charges.

     Class B, Class C, Class K, and Class Y shares of the Funds are sold at NAV next determined after a purchase order is received in proper form.

     Customers (and their immediate family members) of banks and other financial institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations.

     The following persons may purchase Class Y shares of the Funds:

     .    fiduciary and discretionary accounts of institutions;

     . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

     . directors, trustees, officers and employees of the Munder Funds, MCM and the Funds' distributor;

     .    MCM's investment advisory clients; and

     .    family members of employees of MCM.


     Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

     Investment minimums. The minimum initial investment for Class A, Class B,
     -------------------
Class C and Class II shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts ("IRAs"), 403(b), Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts is $500 per Fund. The minimum subsequent investment per Fund for all account types is $50. For those investors who use the Automatic Investment Plan ("AIP"), the minimum initial and subsequent investment per Fund is $50. We reserve the right to deduct a $6 quarterly fee for all AIP accounts that cease contributions before reaching the applicable account minimum. Before imposing any such fee we will provide you with 30 days' advance written notice.

     Investment minimums for Class A, Class B, Class C and Class II shares do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services. We reserve the right to waive any investment minimum. If you wish to invest more than $250,000, you must purchase Class A or Class C shares.

     The minimum initial investment for Class Y shares by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum. There is no minimum for subsequent investments.

     There is no minimum initial or subsequent investment for Class K shares. All Class K share purchases are effected through a customer's account at a financial institution. Confirmations of share purchases will be sent to the financial institution involved. Financial institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

     Accounts below minimums. If your investment in Class A, Class B, Class C or
     -----------------------
Class II shares of a Fund does not meet the applicable account minimum, you may increase your balance to that level or that Fund account may be charged a quarterly servicing fee of $6, which includes the cost of any applicable CDSC on shares redeemed to pay the fee. The servicing fee is paid directly to the affected Fund to offset the disproportionately high costs of servicing accounts with low balances and is intended to benefit shareholders in the long term. In limited circumstances and subject to our sole discretion, we may waive the imposition of this fee. We also reserve the right, upon 30 days' advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below the applicable new minimum.

Timing of orders

     Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares

     You may purchase Class A, Class B, Class C and Class II shares:

     .    By Broker and/or Financial Advisor. Any broker or financial advisor
          ----------------------------------
          authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

     .    By Mail. You may open an account by completing, signing and mailing an
          -------
          account application form and send a check or other negotiable bank draft (payable to The

          Munder Funds) for at least the minimum initial investment amount to:
          The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter identifying the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We reserve the right to refuse any payment such as temporary checks, credit cards or third-party checks.

     .    By Wire. To open a new account, you should call the Funds at (800)
          -------
          438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                  Boston Safe Deposit and Trust Company
                  Boston, MA
                  ABA# 011001234
                  DDA# 16-798-3
                  Account No.:

     You may make additional investments in Class A, Class B, Class C or Class II shares at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

     You may purchase Class A, Class B, Class C or Class II shares through the Automatic Investment Plan. You may purchase shares through the Reinstatement Privilege.

     You may purchase Class K shares through selected banks or other financial institutions.

     You may purchase Class Y shares through the Funds' transfer agent, through the Funds' distributor or through arrangements with a broker-dealer, financial advisor or other financial institution. Class Y shares purchased through a broker-dealer, financial advisor or other financial institution should be purchased through procedures established with that institution. Confirmations of share purchases will be sent to the institution. In addition, Class Y shares may be purchased by mail or by wire, in accordance with the instructions above for opening a new account by mail or by wire. You may also purchase Class Y shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

     . You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs. You may exchange Class II or Class C shares of a Fund for Class II or Class C shares, respectively, of other Munder Funds, based on their relative NAVs.

     . Class B, Class C and Class II shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

     . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange. If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange. A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

     . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

     . Brokers or financial advisors may charge you a fee for handling exchanges.

     . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares

     Exchanges By Telephone. You may give exchange instructions by telephone to
     ----------------------
the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

     Exchanges By Mail. You may send exchange requests to your broker, to your
     -----------------
financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581.

Redeeming Shares

Redemption Price

     We will redeem shares at the NAV next determined after we receive the request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC.

     Please see "How to Purchase, Sell and Exchange Shares -- Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

     Class A, Class B, Class C or Class II shares. For your protection, a
     --------------------------------------------
medallion signature guarantee is required for the following shares redemption requests:

     .    redemption proceeds greater than $50,000;

     . redemption proceeds not being made payable to the record owner of the account;

     . redemption proceeds not being mailed to the address of record on the account;

     . if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

     .    change in ownership or registration of the account; or

     .    changes to banking information without a voided check being supplied.


     When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

     Class K and Class Y shares. Shares held by an institution on behalf of its
     --------------------------
customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

     If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Methods for Redeeming Shares

     Class A, Class B, Class C or Class II shares. You may redeem Class A, Class
     --------------------------------------------
B, Class C or Class II shares of the Funds in several ways:

     .    By Mail. You may mail your redemption request to: The Munder Funds,
          -------
          c/o PFPC Inc., P.O. Box 9701, Providence, RI 02940, or by overnight delivery, to The Munder Funds, c/o PFPC Inc., 4400 Computer Drive, Westborough, MA 01581. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

     .    By Telephone. You can redeem your shares by contacting your broker or
          ------------
          your financial advisor, or by calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be wired to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

     You may redeem shares through the Systematic Withdrawal Plan.

     Class K and Class Y shares. You may redeem Class K and Class Y shares of
     --------------------------
the Funds through your bank or other financial institution.

Additional Policies for Purchases, Exchanges and Redemptions

     All Share Classes
     -----------------

     . We consider purchase, exchange or redemption orders to be in "proper form" when all required documents are properly completed, signed and received. We may reject any requests that are not in proper form.

     . The Funds reserve the right to reject any purchase order, including exchanges from other Munder Funds.

     . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

     . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the SEC.

     . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

     .    To limit the Funds' expenses, we no longer issue share certificates.

     .    A Fund may temporarily stop redeeming shares if:

               .    the NYSE is closed;

               .    trading on the NYSE is restricted;

               . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

               .    if the SEC orders the Fund to suspend redemptions.

     . If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. MCM, or Framlington in the case of the Global Financial Services Fund, will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

     . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

     . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

     . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

     . The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem his or her account, any CDSC as permitted by the prospectus will be applicable.

          Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. Exchanges among the Munder Money Market Funds are exempt from this policy.

     Class K and Class Y shares
     --------------------------

     . For Class Y shares, we may redeem your account if its value falls below $2,500 upon 30 days' advance written notice.

     . With regard to Class K and Class Y shares, financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

     Automatic Investment Plan ("AIP"). Under the AIP you may arrange for
     ---------------------------------
periodic investments in Class A, Class B, Class C, Class II or Class Y shares of a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

     Reinstatement Privilege. For 60 days after you sell Class A, Class B, Class
     -----------------------
C or Class II shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

     Systematic Withdrawal Plan ("SWP"). If you have an account value of $2,500
     ----------------------------------
or more in Class A, Class B, Class C or Class II shares of a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the SWP by completing the SWP application form available through the Funds' transfer agent. To participate in the SWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the SWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the SWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements

Share Class Selection

     The Funds offer Class A, Class B, Class C and Class II shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses, including applicable distribution and/or shareholder servicing fees as described in the section entitled "12b-1 Fees," and any initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

     Class A shares
     --------------
     . Front end sales charge. There are several ways to reduce these sale charges.

     .    Lower annual expenses than Class B, Class C and Class II shares.

     Class B shares
     --------------
     . No front end sales charge. All your money goes to work for you right away.

     .    A CDSC on shares you sell within six years of purchase.

     .    Higher annual expenses than Class A shares.

     . Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses. If you acquired Class B shares of a Fund before November 8, 2000 or by exchanging shares of another Munder Fund which you purchased before November 8, 2000, your shares will convert automatically six years after issuance of the original purchase.

     .    CDSC is waived for certain redemptions.

     Class C shares
     --------------
     . No front end sales charge. All your money goes to work for you right away.

     .    A CDSC on shares you sell within one year of purchase.

     .    Higher annual expenses than Class A shares.

     .    Shares do not convert to another class.

     Class II shares
     ---------------
     .    Front end sales charge.

     .    A CDSC on shares you sell within eighteen months of purchase.

     .    Shares do not convert to another class.

     .    Higher annual expenses than Class A shares.

     Each Fund also issues Class K and Class Y shares, which have different sales charges, expense levels and performance. Please see "How to Purchase, Sell and Exchange Shares -- Purchasing Shares -- Who May Purchase Shares" above for further information on eligible investors of Class K and Class Y shares. Class K shares carry no sales charges, have no conversion feature and have annual expenses similar to those of Class A shares. Class Y shares carry no sales charges, have no conversion feature and have lower annual expenses than other share classes.

Applicable Sales Charge--Class A Shares

     You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                        Sales Charge as a Percentage of
                                        -------------------------------
                                                                          Dealer Reallowance as a
                                           Your                                  Percentage
       Amount of Purchase               Investment   (Net Asset Value)       of Offering Price
       ------------------               ----------   -----------------    -----------------------
Less than $25,000                          5.50%           5.82%                   5.00%
$25,000 but less than $50,000              5.25%           5.54%                   4.75%
$50,000 but less than $100,000             4.50%           4.71%                   4.00%
$100,000 but less than $250,000            3.50%           3.63%                   3.25%
$250,000 but less than $500,000            2.50%           2.56%                   2.25%
$500,000 but less than $1,000,000          1.50%           1.52%                   1.25%
$1,000,000 or more                         None*           None*               (see below)**

-----------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

** The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waiver--General

We will waive the initial sales charge on Class A shares for the following types of purchasers:

     1.   individuals with an investment account or relationship with MCM;

     2. full-time employees and retired employees of MCM or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

     3. registered broker-dealers or financial advisors that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     4.   certain qualified employee benefit plans as described below;

     5. individuals who reinvest distributions from a qualified retirement plan managed by MCM;

     6. individuals who reinvest the proceeds of redemptions from Class Y shares of another Munder Fund, within 60 days of redemption;

     7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

     8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

     9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans"; and

     10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans

     Qualified Sponsored Retirement Plans and UPI Plans. We will waive the
     --------------------------------------------------
initial sales charge on purchases of Class A shares by: (i) employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Internal Revenue Code of 1986, as amended (each, a Qualified Employee Benefit Plan) and (1) that invest $1,000,000 or more in Class A shares offered by the Munder Funds, (2) that have at least 75 eligible plan participants or (3) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Munder Funds; and (ii) UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts. These sales charge waivers do not apply to Simplified Employee Pension Plans ("SEPs") or Individual Retirement Accounts ("IRAs"). Sales charge waivers for Merrill Lynch Plans are described below.

     The distributor will pay a 1% commission to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

     Merrill Lynch Plans. We will waive the initial sales charge on purchases of
     -------------------
Class A shares and the CDSC of 1% for certain redemptions within one year of purchase for all investments by Merrill Lynch Plans if:

  (i) the Plan's recordkeeper on a daily valuation basis is Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and a Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

  (ii) the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

  (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

        The distributor will pay a 1% commission to dealers and other entities (as permitted by Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

        For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

        You may qualify for reduced sales charges in the following cases:

        Letter of Intent. If you intend to purchase at least $25,000 of Class A
        ----------------
shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

        You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The Funds' custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

        Quantity Discounts. You may combine purchases of Class A shares of
        ------------------
non-money market Munder Funds that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

     Right of Accumulation. You may add the value of any other Class A shares of
     ---------------------
non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

     Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

     For further information on sales charge reductions, call (800) 438-5789.

Applicable Sales Charge--Class II Shares

     You can purchase Class II shares at the NAV plus an initial sales charge. The current sales charge rates and commissions paid to selected dealers are as follows:

          Sales Charge as a Percentage of          Dealer Reallowance as
          -------------------------------            a Percentage of
       Your Investment      Net Asset Value         the Offering Price
               %                  %                 ------------------
       ------------------------------------                1.00
             1.00               1.10

CDSC

     You pay a CDSC when you redeem:

     . Class A shares that were bought without paying a front-end sales charge as part of an investment of at least $1 million within one year of buying them;

     .    Class B shares within six years of buying them;

     .    Class C shares within one year of buying them;

     .    Class II shares within eighteen months of buying them.

     These time periods include the time you held Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class B, Class C or Class II shares of the Fund you are redeeming. The CDSC for Class A shares, Class C shares and Class II shares, if applicable, is 1.00%.

     The CDSC schedule for Class B shares is set forth below. The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

              Year Since
              Purchase                                CDSC %
              --------                                ------
              First                                     5%
              Second                                    4%
              Third                                     3%
              Fourth                                    3%
              Fifth                                     2%
              Sixth                                     1%
              Seventh and thereafter                    0%

     If you sell some but not all of your shares, certain shares not subject to a CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares X $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

     At the time of purchase of Class B shares, Class C shares and Class II shares, the Funds' distributor pays sales commissions of 4.00%, 1.00% and 2.00%, respectively, of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares, Class C shares and Class II shares.

CDSC Waivers

     We will waive the CDSC payable upon redemptions of Class B shares which you purchased (or acquired through an exchange of shares of another Munder Fund) for:

     . redemptions made within one year after the death of a shareholder or registered joint owner;

     . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

     .    involuntary redemptions made by the Fund;

     . redemptions limited to 10% per year of an account's NAV if taken by SWP. For example, if your balance on December 31st is $10,000, you can redeem up to $1,000 that following year free of charge through SWP.

     We will waive the CDSC payable upon redemptions of Class B shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

     . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

     (i)   the Plan's recordkeeper on a daily valuation basis is Merrill Lynch;
           or

     (ii) the Plan's recordkeeper on a daily valuation basis is an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

     (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

     The Funds have adopted a Distribution and Service Plan with respect to their Class A, Class B, Class C and Class II shares allows each Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plan, the Funds may pay up to 0.25% of the daily net assets of Class A, Class B, Class C and Class II shares to pay for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services. The Funds may also pay up to 0.75% of the daily net assets of the Class B, Class C and Class II shares to finance activities relating to the distribution of its shares.

     Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Service Agents

     With respect to the Class K shares, the Funds' Distribution and Service Plan allows each Fund to pay fees for services provided to shareholders. Under the Distribution and Service Plan, the Funds may pay up to 0.25% of the daily net assets of Class K shares for certain shareholder services provided by institutions that have agreements with the Funds or their service providers to provide such services. Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

     In addition to paying 12b-1 fees or service fees, the Funds may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The Funds' service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Funds or their shareholders. Please note that Comerica Bank, an affiliate of MCM, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing of Fund Shares

     Each Fund's NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class. The NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.

     The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

     If reliable current market values are not readily available for any security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Boards of Trustees of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Boards of Trustees for the Funds to fair value each Fund's securities contemplate that MCM will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund's securities. The determinations of the pricing committee will be reviewed by the Boards of Trustees of the Funds at the regularly scheduled quarterly meeting of the Boards.

     Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Trustees determine that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. A Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell their shares. Occasionally, events that affect the value of a Fund's portfolio securities may occur between the time the principal market for a Fund's foreign securities closes and the closing of the NYSE. If MCM believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Funds' Boards of Trustees. A Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure a Fund's NAV appropriately reflects securities' values at the time of pricing.

Distributions

     As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

     Both the Global Financial Services Fund pays dividends, if any, at least annually. The Large-Cap Value Fund pay dividends, if any, at least quarterly. Both Funds distribute their net realized capital gains, if any, at least annually. Each Fund will pay distributions in additional shares of the same class of that Fund.

     It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Federal Tax Consequences

     Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information, which is available to you upon request. You should consult your tax advisor about your own particular tax situation.

     Taxes on Distributions. You will generally have to pay federal income tax
     ----------------------
on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income, generally will not be required to pay any tax on distributions.

     Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

     Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

     Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

     Taxes on Sales or Exchanges. If you sell shares of a Fund or exchange them
     ---------------------------
for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.

     Other Considerations. If you buy shares of a Fund just before the Fund
     --------------------
makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution. If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

                   INFORMATION ABOUT MANAGEMENT OF THE GLOBAL
              FINANCIAL SERVICES FUND AND THE LARGE-CAP VALUE FUND

Investment Adviser

     The current investment adviser of both the Global Financial Services Fund and the Large-Cap Value Fund is Munder Capital Management ("MCM"). MCM is a Delaware general partnership with principal offices at 480 Pierce Street, Birmingham, Michigan 48009.

     The Global Financial Services Fund has entered into a Sub-Advisory Agreement with MCM and Framlington, which has been approved by the shareholders of such Fund.

Framlington is a subsidiary of Framlington Group Limited, incorporated in England and Wales, which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by MCM and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Under the terms of the Sub-Advisory Agreement, Framlington provides sub-advisory services to the Global Financial Services Fund. Subject to the supervision of MCM, Framlington is responsible for the management of the Global Financial Services Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Global Financial Services Fund. Framlington is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

     As of September 30, 2001, MCM and its then wholly-owned subsidiary managed over $33.4 billion of assets for various institutional clients, including investment companies, pension and profit sharing funds, foundations and insurance companies, as well as for high net worth individuals. Of this amount, approximately $18 billion was invested in equity securities.

     The Global Financial Services Fund and the Large-Cap Value Fund each pay MCM a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The sub-advisory fee for the Global Financial Services Fund is paid by MCM to Framlington.

Portfolio Managers

     A team of professional portfolio managers employed by MCM and Framlington makes investment decisions for the Global Financial Services Fund.

     A team of professional portfolio managers employed by MCM makes investment decisions for the Large-Cap Value Fund.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     Munder Framlington and the Trust are Massachusetts business trusts and are each governed by a Declaration of Trust, By-Laws, and a Board of Trustees. Both the Global Financial Services Fund and the Large-Cap Value Fund are also governed by applicable state and Federal law. Certain differences and similarities between the two Funds are summarized below.

Shareholder Liability

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declarations of Trust for Munder Framlington and the Trust state that shareholders will not be subject to any personal liability in connection with the assets of the Trusts for the acts or obligations of the Trusts. Each Declaration of Trust provides for indemnification out of the assets belonging to the series of the respective Trust with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable for the obligations of the Trusts solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

Voting Rights

     Neither the Global Financial Services Fund nor the Large-Cap Value Fund holds annual meetings of shareholders, although each may hold special meetings for purposes of voting on certain matters as required under the 1940 Act. Special meetings of shareholders of either Fund may be called upon the written request of holders of not less than 10% of that Fund's then outstanding voting securities. On each matter submitted to a vote of the shareholders of the Global Financial Services Fund or the Large-Cap Value Fund, each shareholder is entitled to one vote for each whole share owned and a proportionate fractional vote for any fractional share outstanding in the shareholder's name on the Fund's books. Shareholders of all classes of each Fund vote together as a Fund, and not by class, except as otherwise required by applicable law or by that Fund's charter documents, or when the matter affects only the interests of a particular class.

Liquidation or Dissolution

     In the event of the liquidation or dissolution of either the Global Financial Services Fund or the Large-Cap Value Fund, the shareholders of that Fund are entitled to receive, when and as declared by the Boards of Trustees of Munder Framlington and the Trust, respectively, the excess of the assets over the liabilities belonging to the Fund. The assets so distributed to shareholders of a Fund would be distributed among the shareholders in proportion to the number of shares of that Fund held by them and recorded on the books of the Fund.

Liability of Trustees

     The Declarations of Trust of Munder Framlington and the Trust both provide for indemnification of their trustees and officers. However, the Declarations of Trust do not purport to protect or indemnify a trustee or officer against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Rights of Inspection

     Shareholders of the Global Financial Services Fund and the Large-Cap Value Fund generally have the right to inspect the records, accounts and books of Munder Framlington and the Trust, respectively, as such right is permitted shareholders of a Massachusetts business trust under Massachusetts corporation law. Currently, each shareholder of a Massachusetts business trust is permitted to inspect the records, accounts and books of a corporation for any legitimate business purpose relative to the affairs of the corporation.

     The foregoing is only a summary of certain characteristics of the operations of the Global Financial Services Fund and the Large-Cap Value Fund, the Declarations of Trust of Munder Framlington and the Trust, and Massachusetts law. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of such documents and state laws governing each Fund for a more thorough description.

                        ADDITIONAL INFORMATION ABOUT THE
                         GLOBAL FINANCIAL SERVICES FUND
                          AND THE LARGE-CAP VALUE FUND

     Information about the Global Financial Services Fund and the Large-Cap Value Fund is included in (i) the current Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class A, Class B, Class C and Class II shares) dated October 31, 2001, as supplemented on November 15, 2001 and January ___, 2002; (ii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class K shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and January ___, 2002;
(iii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class Y shares) dated October 31, 2001, as supplemented on November 15, 2001, December 21, 2001 and January ___, 2002; and (iv) the Statement of Additional Information for the Global Financial Services Fund and the Large-Cap Value Fund, dated October 31, 2001, as supplemented on January ___, 2002, each of which have been filed with the SEC. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by writing or calling the Global Financial Services Fund or the Large-Cap Value Fund at the address or toll-free number listed on the cover page of this Proxy Statement/Prospectus.

     Both the Global Financial Services Fund and the Large-Cap Value Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Global Financial Services Fund on or about January 25, 2002. Only shareholders of record as of the close of business on the Record Date, January 15, 2002, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Munder Framlington at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

     Proxies are solicited by mail. Additional solicitations may be made by telephone, telegraph or personal contact by officers or employees of MCM and its affiliates or by proxy soliciting firms retained by MCM. MCM has retained Proxy Advantage to provide proxy solicitation services in connection with the Meeting at an estimated cost of $5,000. The cost of the solicitation will be borne by MCM.

Quorum

     The holders of a majority of the shares of the Global Financial Services Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

Vote Required

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Global Financial Services Fund, with all classes voting together and not by class. Shareholders of the Global Financial Services Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker "Non-Votes"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. As a result, such abstentions and broker "non-votes" will have the effect of a vote against the Reorganization Agreement.

Adjournments

     In the event that sufficient votes to approve the Reorganization are not received to approve the proposal, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

Share Information

     The chart below lists the number of shares of each class of the Global Financial Services Fund that were outstanding as of the close of business on the Record Date:

                        Shares Outstanding on Record Date

          --------------------------------------------------------------
          Class                     Global Financial Services Fund
          -----                     ------------------------------
          --------------------------------------------------------------
          Class A
          --------------------------------------------------------------
          Class B
          --------------------------------------------------------------
          Class II
          --------------------------------------------------------------
          Class K
          --------------------------------------------------------------
          Class Y
          --------------------------------------------------------------

     On January 15, 2002, to the knowledge of Munder Framlington and the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

     --------------------------------------------------------------------------------------
                                          Name and Address       Type of      Percentage
                  Name of Fund                of Owner          Ownership      of Fund
     --------------------------------------------------------------------------------------
       Global Financial Services Fund     Comerica Bank          Record         _____%
                                          FCO its Customers
                                          One Detroit Center
                                          500 Woodward Ave.
                                          Detroit, Michigan
                                          48226

     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------
       Large-Cap Value Fund
     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------

     Munder Framlington has been advised by Comerica Bank, an affiliate of MCM, that it intends to vote the shares of the Global Financial Services Fund over which it has voting power FOR and AGAINST each proposal at the Meeting in the same proportions as the total votes that are cast FOR and AGAINST that proposal by other shareholders of the Global Financial Services Fund. Comerica Bank's economic interest in such shares, which are primarily held for the benefit of its customers, is less than 1%.

     [As of the Record Date, the officers and Trustees of Munder Framlington beneficially owned as a group less than 1% of the outstanding shares of the Global Financial Services Fund. As of the Record Date, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of the Large-Cap Value Fund.] [CONFIRM]

     The votes of the shareholders of the Large-Cap Value Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Large-Cap Value Fund will be passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

     THE TRUSTEES OF MUNDER FRAMLINGTON, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE GLOBAL FINANCIAL SERVICES FUND TO THE LARGE-CAP VALUE FUND, THE TERMINATION OF THE GLOBAL FINANCIAL SERVICES FUND AND THE DISTRIBUTION OF SHARES OF THE LARGE-CAP VALUE FUND TO SHAREHOLDERS OF THE GLOBAL FINANCIAL SERVICES FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                                    EXHIBIT A

                       THE MUNDER FRAMLINGTON FUNDS TRUST
                             THE MUNDER FUNDS TRUST

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 13/th/ day of November, 2001, by and between The Munder Funds Trust, a Massachusetts business trust ("Trust"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Large-Cap Value Fund, formerly the Munder Equity Income Fund, a separate series of the Trust ("Acquiring Fund"), and The Munder Framlington Funds Trust, a Massachusetts business trust ("Munder Framlington"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Framlington Global Financial Services Fund, a separate series of Munder Framlington ("Acquired Fund").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class K and Class Y shares of common stock ($0.01 par value per share) of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of Munder Framlington have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class (Class A, Class B, Class II, Class K and Class Y, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be so credited to Class A, Class B, Class II, Class K and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of common stock ($0.01 par value per share) of the

Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in Class A, Class B, Class II, Class K and Class Y shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

     2.2 The net asset value of a Class A, Class B, Class C, Class K and Class Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class II, Class K and Class Y of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by State Street Bank and Trust Company, in its capacity as administrator for the Acquired Fund and the Acquiring Fund and shall be subject to confirmation by each Fund's record keeping agent and by each Fund's independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be March 22, 2002, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

     3.2 Munder Framlington shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund since the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3 Munder Framlington shall direct PFPC, Inc., in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class II, Class K and Class Y shares owned by each such shareholder immediately prior to the Closing.

     The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired

Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of either the Trust or Munder Framlington, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Munder Framlington, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

           (a) The Acquired Fund is duly organized as a series of Munder Framlington, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Munder Framlington's Declaration of Trust, as amended, to own all of its Assets and to carry on its business as it is now being conducted;

           (b) Munder Framlington is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class II, Class K and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

           (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws;

           (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

           (e) On the Closing Date, Munder Framlington, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

           (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Munder Framlington's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Munder Framlington, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Munder Framlington, on behalf of the Acquired Fund, is a party or by which it is bound;

           (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

           (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Munder Framlington, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

           (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2001 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

           (j) Since June 30, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

           (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

           (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Munder Framlington and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

           (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Munder Framlington, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of Munder Framlington, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

           (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

           (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to Munder Framlington as follows:

           (a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

           (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

           (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

           (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

           (e) On the Closing Date, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

           (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

           (g) Except as otherwise disclosed in writing to and accepted by Munder Framlington, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the

Acquiring Fund's knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

           (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2001 have been audited by Ernst & Young LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

           (i) Since June 30, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

           (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

           (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

           (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

           (n) The Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

           (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

           (p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Munder Framlington will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Munder Framlington, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Munder Framlington's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Munder Framlington, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Munder Framlington's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Munder Framlington and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Munder Framlington shall reasonably request;

         6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

         6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by Munder Framlington, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of Munder Framlington, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. Munder Framlington shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and liabilities, as of the Closing Date, certified by the Treasurer of Munder Framlington;

         7.3. Munder Framlington, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of Munder Framlington, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

         7.4 Munder Framlington, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Munder Framlington, on behalf of the Acquired Fund, on or before the Closing Date;

         7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Munder Framlington, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of Munder Framlington's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust nor Munder Framlington may waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's or to Munder Framlington's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or Munder Framlington to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of counsel to Munder Framlington substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to Munder Framlington of representations it shall request of Munder Framlington and the Trust. Notwithstanding anything herein to the contrary, neither the Trust nor Munder Framlington may waive the condition set forth in this paragraph 8.5.

9.       INDEMNIFICATION

         9.1 The Trust, out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         9.2 Munder Framlington, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.      BROKERAGE FEES AND EXPENSES

         10.1 The Trust, on behalf of the Acquiring Fund, and Munder Framlington, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         10.2 The expenses relating to the proposed Reorganization will be borne solely by Munder Capital Management and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The Trust and Munder Framlington agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of either the Trust or Munder Framlington, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Munder Framlington and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by Munder Framlington pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued to the Class A, Class B, Class II, Class K and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Trust and Munder Framlington, 480 Pierce Street, Birmingham, Michigan 48009, attn: Stephen J. Shenkenberg, in each case with a copy to Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jane A. Kanter.

15.      HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         15.2 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                   THE MUNDER FRAMLINGTON FUNDS TRUST on
                                   behalf of its


                                   MUNDER FRAMLINGTON GLOBAL FINANCIAL
                                   SERVICES FUND


                                   By: ________________________________

                                   Title:______________________________


                                   THE MUNDER FUNDS TRUST on behalf of its

                                   MUNDER LARGE-CAP VALUE FUND


                                   By: ________________________________

                                   Title:______________________________

                                     PART B

                             THE MUNDER FUNDS TRUST

                Munder Framlington Global Financial Services Fund

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                January 25, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of   By and in Exchange for Shares of
Munder Framlington Global Financial Services   Munder Large-Cap Value Fund
Fund ("Global Financial Services Fund")        ("Large-Cap Value Fund")
(a series of The Munder Framlington            (a series of The Munder Funds
  Funds Trust)                                   Trust)
480 Pierce Street, Birmingham, MI 48009        480 Pierce Street, Birmingham, MI
                                                 48009

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated January 25, 2002, relating specifically to the proposed transfer of all of the assets of the Global Financial Services Fund to the Large-Cap Value Fund and the assumption of all the liabilities of the Global Financial Services Fund in exchange for shares of the Large-Cap Value Fund having an aggregate value equal to those of the Global Financial Services Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to The Munder Funds, Inc., 480 Pierce Street, Birmingham, MI 48009 or call (248) 647-9201. The transfers are to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional
Information:

     (1) (i) the current Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class A, Class B, Class C, and Class II shares) dated October 31, 2001 (previously filed on EDGAR, Accession
          No: 0000940180-01-500502), as supplemented on November 15, 2001
          (previously filed on EDGAR, Accession No: 0000940180-01-500668) and January ___, 2002 (previously filed on EDGAR, Accession No:________);
          (ii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class K shares) dated October 31, 2001 (previously filed on EDGAR, Accession No: 0000940180-01-500502), as supplemented on November 15, 2001 (previously filed on EDGAR, Accession No: 0000940180-01-500668), December 21, 2001 (previously filed on EDGAR, Accession No:________), and January ___, 2002 (previously filed on EDGAR, Accession No:________); and (iii) the Prospectus for the Global Financial Services Fund and the Large-Cap Value Fund (Class Y shares) dated October 31, 2001 (previously filed on EDGAR, Accession No: 0000940180-01-

     500502), as supplemented on November 15, 2001 (previously filed on EDGAR, Accession No: 0000940180-01-500668), December 21, 2001 (previously filed on EDGAR, Accession No:__________), and January ___, 2002 (previously filed on EDGAR, Accession No: __________);

(2) The Statement of Additional Information of The Munder Funds Trust dated October 31, 2001 (previously filed on EDGAR, Accession No:
     0000940180-01-500502), as supplemented on January ___, 2002 (previously filed on EDGAR, Accession No: ______________);

(3) Annual Report to Shareholders of The Munder Funds (Class A, Class B, Class C, Class II and Class Y) for the fiscal year ended June 30, 2001 (previously filed on EDGAR, Accession No: 0000950124-01-503077); and

(4) Annual Report to Shareholders of The Munder Funds (Class K) for the fiscal year ended June 30, 2001 (previously filed on EDGAR, Accession No.:
     0000950124-01-503077).

PROXY CARD             THE MUNDER FRAMLINGTON FUNDS TRUST             PROXY CARD
                      Munder Global Financial Services Fund

                 SPECIAL MEETING OF SHAREHOLDERS MARCH 22, 2002

This Proxy is Solicited on Behalf of the Board of Directors.

The undersigned revoke(s) all previous proxies and appoint(s) Stephen J. Shenkenberg, Melanie Mayo West or Mary Ann Shumaker or either one of them, attorneys, with full power of substitution to vote all shares of the Munder Framlington Global Financial Services Fund (Fund) of The Munder Framlington Funds Trust (Trust) which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009, on Friday, March 22, 2002 at 10:00 a.m. Eastern time, and at any adjournments or postponements thereof.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

                          VOTE VIA THE INTERNET: https://vote.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-597-7836
                          ------------------------------------------------------
                           CONTROL NUMBER:  999  9999  9999  999
                          ------------------------------------------------------


                          Note: Please sign your name exactly as it appears in the registration. If shares are held in the name of two or more persons, in whatever capacity, only ONE need sign. When signing in a fiduciary capacity, such as executor or attorney, please so indicate. When signing on behalf of a partnership or corporation, please indicate title.

                          ------------------------------------------------------
                          Signature

                          ------------------------------------------------------
                          Dated                                        12197_MFP



PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN
                      THE POSTAGE-PAID ENVELOPE PROVIDED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example:

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR THE PROPOSAL.
                                                   ---

                                                            FOR AGAINST ABSTAIN

  1. To approve or disapprove an Agreement and Plan of
     Reorganization providing for the acquisition of all
     of the assets of the Fund by the Munder Large-Cap      [ ]   [ ]     [ ]
     Value Fund and the assumption of all liabilities of the Fund by the Munder Large-Cap Value Fund in exchange for shares of the Munder Large-Cap Value
     Fund and the subsequent liquidation of the Fund.

  2. To transact such other business as may properly come before the Meeting or any adjournment or postponements thereof.

Please refer to the Proxy Statement for a discussion of this matter.

Check here if you plan to attend the Meeting. __________

                                                                       12197_MFP

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID
                               ENVELOPE PROVIDED.

                             THE MUNDER FUNDS TRUST

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification.
--------       ---------------

         The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed on October 26, 2001.

Item 16.       Exhibits

         (1) (a) Declaration of Trust of the Registrant, dated August 30, 1989, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 1, 1989.

               (b) Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 21, 1989.

               (c) Amendment No. 2 to Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 22, 1990.

               (d) Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 20 filed with the Commission on June 28, 1995.

               (e) Certificate of Classification of Shares, dated August 30, 1991, pertaining to Class D shares; Class E shares; Class F shares; Class G shares; Class H shares; and Class I shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

               (f) Certificate of Classification of Shares pertaining to Class A-1 shares and Class A-2 shares; Class B-1 shares and Class B-2 shares; Class C-1 shares and Class C-2 shares; Class D-1 shares and Class D-2 shares; Class E-1 shares and Class E-2 shares; Class F-1 shares and Class F-2 shares; Class G-1 shares and Class G-2 shares; Class H-1 shares and Class H-2 shares; Class I-1 shares and Class I-2 shares; Class J shares; Class J-1 shares; and Class J-2 shares; and Class K shares; Class K-1 shares and Class K-2 shares is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 3, 1992.

               (g) Certificate of Classification of Shares pertaining to Class L shares, Class L-1 shares and Class L-2 shares is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 30, 1993.

               (h) Certificate of Classification of Shares pertaining to Class M shares, Class M-1 shares and Class M-2 shares is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 29, 1993.

               (i) Certificate of Classification of Shares pertaining to Class N shares, Class N-1 shares and Class N-2 shares is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 30, 1993.

               (j) Certificate of Classification of Shares pertaining to Class O shares, Class O-1 shares and Class O-2 shares; Class P shares, Class P-1 shares and Class P-2 shares is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 28, 1994.

               (k) Certificate of Classification of Shares pertaining to Class A-3 shares; Class D-3 shares; Class E-3 shares; Class G-3 shares; Class H-3 shares; Class I-3 shares; Class J-3 shares; Class K-3 shares; Class L-3 shares; Class M-3 shares; Class N-3 shares; Class O shares; Class O-1 shares; Class O-2 shares; Class O-3 shares; Class P shares; Class P-1 shares; Class P-2 shares and Class P-3 shares is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 28, 1994.

               (l) Certificate of Classification of Shares pertaining to Class D-4 shares, E-4 shares, F-4 shares, G-4 shares, H-4 shares, I-4 shares, K-4 shares, L-4 shares, M-4 shares, N-4 shares, O-4 shares and P-4 shares is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on June 28, 1995.

               (m) Certificate of Classification of Shares pertaining to Class F-3 for the Index Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 28, 1996.

        (2) Amended and Restated By-Laws, dated February 25, 2001, are incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 2001.

        (3)    Not Applicable.

        (4)**  Form of Agreement and Plan of Reorganization.

        (5)    Not Applicable.

        (6) (a) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, The Munder Trust, The Munder Framlington Funds Trust, St. Clair
----------
**      Filed herewith as Exhibit A to the Proxy Statement/Prospectus

               Funds, Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

               (b) Amended and Restated Investment Advisory Agreement, dated May 15, 2001, among Registrant, St. Clair Funds, Inc. and World Asset Management LLC is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

          (7) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

          (8)  Not Applicable.

          (9) Master Custodian Agreement, dated September 26, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

          (10) (a) Amended and Restated Combined Distribution and Service Plan, dated May 15, 2001, is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

          (10) (b) Amended and Restated Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registrations Statement on Form N-1A filed with the Commission on October 26, 2001.

          (11) Opinion and consent of Dechert regarding legality of issuance of shares and other matters.

          (12) Form of opinion of Dechert regarding tax matters.

          (13) Not Applicable.

          (14) Consent of Independent Accountants to be filed by amendment.

          (15) Not Applicable.

          (16) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 31 and 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2001 and October 26, 2001, respectively.

Item 17.       Undertakings.
-------        ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 21st day of December, 2001.


                                           THE MUNDER FRAMLINGTON FUNDS TRUST


                                           By:  /s/ James C. Robinson
                                                --------------------------------
                                                James C. Robinson, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                                  Title                      Date
----------                                  -----                      ----
         *                                  Trustee                    December 21, 2001
---------------------------
 Charles W. Elliott

         *                                  Trustee                    December 21, 2001
---------------------------
 Joseph E. Champagne

         *                                  Trustee                    December 21, 2001
---------------------------
 Thomas D. Eckert

         *                                  Trustee                    December 21, 2001
---------------------------
 John Rakolta, Jr.

         *                                  Trustee                    December 21, 2001
---------------------------
 David J. Brophy

         *                                  Trustee                    December 21, 2001
---------------------------
 Michael T. Monahan

         *                                  Trustee                    December 21, 2001
---------------------------
Arthur T. Porter

         *                                  President                  December 21, 2001
---------------------------      (Principal Executive Officer)
James C. Robinson

         *                                  Treasurer                  December 21, 2001
---------------------------        (Principal Financial and
Cherie Ugorowski                       Accounting Officer)

* By:  /s/ Stephen J. Shenkenberg
       ---------------------------
       Stephen J. Shenkenberg
       as Attorney-in-Fact

                                INDEX OF EXHIBITS

(11)     Opinion and Consent of Dechert regarding the issuance of shares.

(12)     Form of opinion of Dechert regarding tax matters.